SEC Registration Nos.
2-75106 and 811-3334

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 27         XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 27                        XX

Calvert Social Investment Fund
(Money Market, Managed Growth,
Bond and Equity Portfolios)
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective


___ Immediately upon filing                        XX on March 31, 1998
pursuant to paragraph (b)                          pursuant to paragraph (b)

___ 60 days after filing                           on (date)
pursuant to paragraph (a)                          pursuant to paragraph (a)

of Rule 485.

Calvert Social Investment Fund
Form N-1A Cross Reference Sheet

Item number         Prospectus Caption

     1.             Cover Page
     2.             Fund Expenses
                    Highlights
     3.             Financial Highlights
                    Yield and Total Return
     4.             Investment Objectives and Policies
                    Investment Selection Process
                    Additional Investment Policies
                    Management of the Fund
     5.             Management of the Fund
     6.             Alternative Sales Options
                    Management of the Fund
                    Dividends and Taxes
     7.             How to Buy Shares
                    Management of the Fund
                    Net Asset Value
                    Exhibit A - Reduced Sales Charges
                    When Your Account Will Be Credited
                    Exchanges
     8.             Alternative Sales Options
                    How to Sell Your Shares
     9.             *

              Statement of Additional Information Caption

     10.            Cover Page
     11.            Table of Contents
     12.            General Information
     13             Investment Objectives and Policies
                    Investment Restrictions
                    Investment Selection Process
     14.            Trustees, Officers and Advisory Council
     15.            Trustees, Officers and Advisory Council
     16.            Investment Advisor
                    Transfer and Shareholder Servicing Agent
                    Independent Auditors and Custodians
     17.            Portfolio Transactions
     18.            General Information
     19.            Purchase and Redemption of Shares
                    Net Asset Value
     20.            Dividends, Distributions and Taxes
     21.            Method of Distribution
     22.            Calculation of Yield and Total Return
     23.            Financial Statements

*  Inapplicable or negative answer

              PROSPECTUS JANUARY 31, 1998, REVISED AS OF MARCH 31, 1998

                            CALVERT SOCIAL INVESTMENT FUND
               -    MONEY MARKET PORTFOLIO     -  BOND PORTFOLIO
               -    MANAGED GROWTH PORTFOLIO   -  EQUITY PORTFOLIO

                           CALVERT WORLD VALUES FUND, INC.
                             - INTERNATIONAL EQUITY FUND
                   4550 MONTGOMERY AVENUE, BETHESDA, MARYLAND 20814
--------------------------------------------------------------------------------
Introduction to the Funds

Calvert Social Investment Fund ("CSIF") and Calvert World Values Fund ("CWVF") International Equity Fund (each a "Fund" and together, the "Funds") each seek to provide growth of capital or current income through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business. See "Investment Objectives and Policies." Investments are selected on the basis of their ability to contribute to the dual objectives of the Funds. Potential investments are first selected for financial soundness and then evaluated according to a particular Fund's social criteria.


Five different Portfolios are offered:

- CSIF Managed Growth Portfolio (a balanced fund)
- CSIF Bond Portfolio
- CSIF Equity Portfolio
- CSIF Money Market Portfolio
- CWVF International Equity Fund

An investment in a Fund is neither insured nor guaranteed by the US Government. There can be no assurance that the CSIF Money Market Portfolio will be successful in maintaining a constant net asset value of $1.00 per share.

--------------------------------------------------------------------------------
About This Prospectus

Please read this Prospectus before investing. It is designed to provide you with information you ought to know before investing and to help you decide if the Funds' goals match your own. Keep this document for future reference.

Statements of Additional Information for the Funds (dated March 31, 1998) have been filed with the Securities and Exchange Commission and are incorporated by reference. These free Statements are available upon request: 800-368-2748.

The SEC maintains a Web site at http://www.sec.gov that contains the Statements of Additional Information, material incorporated by reference, and other information regarding the Funds.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE FEDERAL OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF A FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF A FUND, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID.

Purchase Information
CSIF Managed Growth, Bond and Equity Portfolios and CWVF International Equity Fund offer three classes of shares, each with different expense levels and sales charges. You may choose to purchase (i) Class A shares, with a sales charge imposed at the time you purchase the shares ("front-end sales charge"), (ii) Class B shares, which impose no front-end sales charge, but will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares ("contingent deferred sales charge," or "CDSC"); or (iii) Class C shares which impose no front-end sales charge but will impose a CDSC on shares purchased after May 17, 1998 if sold within one year. Class C shares are not available through all brokers. Class B and C shares have a higher level of expenses than Class A shares, including higher Rule 12b-1 fees. These alternatives permit you to choose the method of purchasing shares that is most beneficial to you, depending on the amount of the purchase, the length of time you expect to hold the shares, and other circumstances. See "Alternative Sales Options" for further details. Class C Shares of CSIFBond Portfolio will be available May 18, 1998.

--------------------------------------------------------------------------------
To Open An Account

Call your broker, or complete and return the enclosed Account Application. Minimum investment is $1,000 for CSIF, and $2,000 for CWVF.

--------------------------------------------------------------------------------
                                      HIGHLIGHTS
--------------------------------------------------------------------------------

                          INVESTMENT OBJECTIVES AND POLICIES

The Funds are designed to provide opportunities for investors seeking growth of capital or current income through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business.

CSIF MONEY MARKET PORTFOLIO seeks to provide the highest level of current income, consistent with liquidity, safety and stability, through investment in money market instruments, including securities issued or guaranteed by agencies of the US Government and repurchase agreements with banks and brokers secured by such instruments, selected in accordance with the Fund's investment and social criteria. The Money Market Portfolio is designed for short-term cash management and for investors needing stability of principal. The Money Market Portfolio seeks to maintain a constant net asset value of $1.00 per share.

CSIF MANAGED GROWTH PORTFOLIO is a balanced fund which seeks to achieve a total return above the rate of inflation through an actively managed, diversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social concern criteria.

CSIF BOND PORTFOLIO seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities, selected pursuant to the Fund's investment and social criteria.

CSIF EQUITY PORTFOLIO seeks growth of capital through investment in the equity securities of issuers within industries perceived to offer opportunities for potential capital appreciation and which satisfy the Fund's investment and social criteria.

CWVF INTERNATIONAL EQUITY FUND seeks to achieve a high total return consistent with reasonable risk, by investing primarily in a globally diversified portfolio of equity securities.

There can be no assurance that the Funds will be successful in meeting their investment objectives. For a further description of the Funds and discussion of the Funds' investment techniques, see "Investment Objectives and Policies," "Investment Selection Process" and "Additional Investment Policies."

--------------------------------------------------------------------------------

EXPERTISE IN THE MANAGEMENT OF THE FUNDS

The Funds' Investment Advisor is Calvert Asset Management Company, Inc. ("CAMCO"), a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. CAMCO manages the CSIF Money Market Portfolio, CSIFBond Portfolio, and the fixed-income assets of the CSIF Managed Growth Portfolio. Investment Subadvisors for the equity assets of the CSIF Managed Growth Portfolio are NCM Capital Management Group, Inc. and Brown Capital Management, Inc. Loomis, Sayles & Company, L.P. ("Loomis, Sayles") is the Subadvisor to the CSIF Equity Portfolio, and Murray Johnstone International, Ltd., is the Subadvisor for the CWVF International Equity Fund.
--------------------------------------------------------------------------------

DIVERSIFICATION OF INVESTMENTS AND RISKS

By pooling the investments of many investors with similar investment objectives, investors have an opportunity to benefit from a broadly diversified portfolio. For a discussion of the risks which may be associated with investments in repurchase and reverse repurchase agreements, privately placed securities, non-investment grade debt securities, the securities of foreign issuers, and options and futures contracts, see "Additional Investment Policies" and the Statements of Additional Information.

--------------------------------------------------------------------------------
PURCHASE OF FUND SHARES

There is no sales charge on shares of the CSIF Money Market Portfolio. Class A shares of the CSIF Managed Growth, Bond, and Equity Portfolios and the CWVF International Equity Fund are sold subject to a front-end sales charge which varies according to the dollar amount of shares purchased (see "How to Buy Shares")

Purchases of shares of the Funds may be made by mail, bank wire, electronic funds transfer, through the Funds' branch office or through brokers. (See "How to Buy Shares.")

--------------------------------------------------------------------------------
REDEMPTION OF FUND SHARES

Shares of each Portfolio may be redeemed at any time at the net asset value next determined after a proper redemption request is received by the transfer agent (subject to any applicable CDSC). Investors may redeem shares by mail or by telephone, through brokers, or, for investors in the CSIF Money Market Portfolio, by writing drafts in the amount of $250 or more against their account balances. (See "How to Sell Your Shares")

--------------------------------------------------------------------------------
GENERAL INFORMATION

CSIF is an open-end, diversified management investment company organized as a Massachusetts business trust under a Declaration of Trust dated December 14, 1981, and is a series company. The Money Market and Managed Growth Portfolios commenced operations in October 1982, and the Bond and Equity Portfolios commenced operations in August 1987. CSIF's authorized capital and shares being offered by this Prospectus consist of an unlimited number of shares of beneficial interest of no par value which may be issued in series and classes. Shares have equal rights with all other shares of the same class and series as to voting, dividends and liquidation.
CWVF is an open-end diversified management investment company organized as a Maryland corporation on February 14, 1992. Prior to June 1, 1996, the International Equity Fund operated under the name of Calvert World Values Global Equity Fund. The other series of Calvert World Values Fund, Inc. is Calvert Capital Accumulation Fund.

--------------------------------------------------------------------------------
                                    FUND EXPENSES
--------------------------------------------------------------------------------

                                                               CSIF Money                  CSIF Managed
A.   Shareholder                                            Market Portfolio             Growth Portfolio
     Transaction Costs                                          Class A        Class A         Class B       Class C
--------------------------------------------------------------------------------------------------------------------
     Maximum Sales Charge on Purchases
     (as a percentage of offering price)                          None           4.75%          None           None
     Maximum Contingent Deferred Sales
     Charge (as a percentage of purchase
     price or redemption proceeds,
     as applicable)                                               None           None           5.00(1)        1.00(3)
--------------------------------------------------------------------------------------------------------------------
B.   Annual Fund Operating Expenses - Fiscal Year 1997
     (as a percentage of average net assets)

     Management Fees                                              0.50%          0.60%          0.60%          0.60%
     Rule 12b-1 Service and
     Distribution Fees                                            0.00%          0.24%          1.00%          1.00%
     Other Expenses
     (after expense reimbursement)                                0.39%          0.30%          0.94%          0.69%
--------------------------------------------------------------------------------------------------------------------
     Total Fund Operating Expenses*                               0.89%          1.14%          2.54%          2.29%
--------------------------------------------------------------------------------------------------------------------

                                                           CSIF Bond                                  CSIF Equity
A.   Shareholder                                           Portfolio                                   Portfolio
     Transaction Costs                        Class A       Class B        Class C        Class A        Class B       Class C
------------------------------------------------------------------------------------------------------------------------------
     Maximum Sales Charge on Purchases
     (as a percentage of offering price)      3.75%          None           None           4.75%          None           None
     Maximum Contingent Deferred Sales
     Charge (as a percentage of purchase
     price or redemption proceeds,
     as applicable)                           None           4.00%(2)       1.00%(3)       None        5.00(1)        1.00(3)
------------------------------------------------------------------------------------------------------------------------------

B.   Annual Fund Operating Expenses - Fiscal Year 1997
     (as a percentage of average net assets)

     Management Fees                          0.55%          0.55%          0.55%          0.55%          0.55%          0.55%
     Rule 12b-1 Service and
     Distribution Fees                        0.20%          1.00%          1.00%          0.23%          1.00%          1.00%
     Other Expenses                           0.44%          1.23%          0.98%          0.43%          1.01%          0.76%
------------------------------------------------------------------------------------------------------------------------------
     Total Fund Operating Expenses*           1.19%          2.78%          2.53%          1.21%          2.56%          2.31%


                                                                    CWVF International
                                                                        Equity Fund
A.   Shareholder
     Transaction Costs                                      Class A       Class B        Class C
--------------------------------------------------------------------------------------------------
     Maximum Sales Charge on Purchases
     (as a percentage of offering price)                     4.75%          None           None
     Maximum Contingent Deferred Sales
     Charge (as a percentage of purchase
     price or redemption proceeds,
     as applicable)                                          None           5.00(1)        1.00(3)
--------------------------------------------------------------------------------------------------

B.   Annual Fund Operating Expenses - Fiscal Year 1997
     (as a percentage of average net assets)

     Management Fees                                         1.10%          1.10%          1.10%
     Rule 12b-1 Service and Distribution Fees                0.25%          1.00%          1.00%
     Other Expenses                                          0.56%          1.06%          0.81%
--------------------------------------------------------------------------------------------------
     Total Fund Operating Expenses*                          1.91%          3.16%          2.91%
--------------------------------------------------------------------------------------------------


C.   Example
     You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return; (2) redemption at the end of each period and; for all Portfolios except the CSIF Money Market Portfolio, (3) payment of maximum initial sales charge for Class A shares at time of purchase, and (4) payment of maximum applicable contingent deferred sales charge for Class B and Class C.


* Net Operating Expenses after reduction for fees paid indirectly were:
CSIF MoneyMarket - 0.87%           CSIF Equity, A - 1.20%
CSIF Managed Growth - A 1.12%      CSIF Equity, C - 2.30%
CSIF Managed Growth - C 2.27%      CWVF International Equity, A - 1.76%
CSIFBond - 1.15%                   CWVF International Equity, C - 2.76%

(1). A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 6 years, subject to certain exceptions. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second and third years, 3% in the fourth year, 2% in the fifth year, and 1% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years. See "Calculation of Contingent Deferred Sales Charge" below.
(2). A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 4 years, subject to certain exceptions. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 4% in the first year that shares are held, to 3% in the second, 2% in the third year, and 1% in the fourth year. There is no charge on redemptions of Class B shares held for more than four years. See "Calculation of Contingent Deferred Sales Charge" below.
(3). A contingent deferred sales charge is imposed on the proceeds of Class C shares redeemed within one year. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charge."

                                                   1 Year        3 Years        5 Years       10 Years
CSIF Money Market Portfolio                          $9            $28            $49           $110

CSIF Managed Growth Portfolio
     CLASS A                                        $59            $82           $107           $180
     CLASS B
        Assuming a complete
        redemption at end of period                 $77           $122           $158           $253
        Assuming no redemption                      $26            $79           $135           $253
     CLASS C
        Assuming a complete
        redemption at end of period                 $33            $72           $123           $263
        Assuming no redemption                      $23            $72           $123           $263

CSIF Bond Portfolio
     CLASS A                                        $49            $74           $100           $176
     CLASS B
        Assuming a complete
        redemption at end of period                 $69           $108           $147           $235
        Assuming no redemption                      $28            $86           $147           $235
     CLASS C
        Assuming a complete
        redemption at end of period                 $36            $79           $135           $287
        Assuming no redemption                      $26            $79           $135           $287

CSIF Equity Portfolio
     CLASS A                                        $59            $84           $111           $187
     CLASS B
        Assuming a complete
        redemption at end of period                 $77           $123           $159           $256
        Assuming no redemption                      $26            $80           $136           $256
     CLASS C
        Assuming a complete
        redemption at end of period                 $34            $72           $124           $265
        Assuming no redemption                      $23            $72           $124           $265

CWVF International Equity Fund
     CLASS A                                        $66           $105           $146           $260
     CLASS B
        Assuming a complete
        redemption at end of period                 $83           $140           $187           $317
        Assuming no redemption                      $32            $97           $165           $317
     CLASS C
        Assuming a complete
        redemption at end of period                 $40            $90           $153           $323
        Assuming no redemption                      $29            $90           $153           $323

THE EXAMPLE, WHICH IS HYPOTHETICAL, SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES AND RETURN MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor may bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses)

Shareholder Transaction Costs are charges you pay when you buy or sell shares. See "Reduced Sales Charges" at Exhibit A to see if you qualify for possible reductions in the sales charge. If you request a wire redemption of less than $1,000, you will be charged a $5 wire fee.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
are based on historical expenses, except for Other Expenses for Class B (and Class C for CSIF Bond Portfolio) which are estimates. Management fees for CSIF Bond have been restated to reflect a partial waiver of the fees, in effect until

2/29/2000. Management Fees are paid by each Fund to CAMCO for managing the Funds' investments and business affairs. Management fees include the Subadvisory fees paid by CAMCO to the Subadvisors, and, for CWVF International Equity Fund, the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of CAMCO. The Management Fees for the CSIF Equity Portfolio include a performance adjustment, which could cause the fee to be as high as 0.90% or as low as 0.50%, depending on the Equity Portfolio's performance. The Management fees for the CSIF Managed Growth Portfolio include a performance adjustment which could cause the fee to be as high as 0.85% or as low as 0.55%, depending on its performance. The Funds incur Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in each Fund's yield or share price and are not charged directly to individual shareholder accounts.

If CAMCO had not reimbursed or waived fees, the current Other Expenses and Total Fund Operating Expenses for the CSIF Money Market Portfolio would have been 0.50% and 1.00%, respectively.

The Funds' Rule 12b-1 fees include an asset-based sales charge. Thus, long-term shareholders in a Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). In addition to the compensation itemized above (sales charge and Rule 12b-1 service and distribution fees), certain broker/dealers and/or their salespersons may receive compensation for the sale and distribution of the securities or for services to the Funds. See the Statements of Additional Information, "Method of Distribution."

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The following tables provide information about the financial history of each Fund's shares. They express the information in terms of a single share outstanding for the respective Portfolio throughout each period. Information for Class C shares is presented only since their inception on March 1, 1994. No Class B shares were outstanding during the periods presented. The tables have been audited by the independent accountants, whose reports are included in the Annual Reports to Shareholders of the Fund. The tables should be read in conjunction with the financial statements and their related notes. The current Annual Reports to Shareholders are incorporated by reference into the Statements of Additional Information.


                                                      Year Ended September 30,
CSIF Money Market Portfolio                      1997           1996           1995
-------------------------------------------------------------------------------------
Net asset value, beginning of year             $   1.00       $   1.00       $   1.00
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                         0.48           .048           .050
Distributions from
     Net investment income                        (0.48)         (.048)         (.050)
-------------------------------------------------------------------------------------
Net asset value, end of year                   $   1.00       $   1.00       $   1.00
Total return*                                      4.89%          4.88%          5.13%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Ratio to average net assets:
     Net investment income                         4.79%          4.77%          5.03%
     Total expenses**                               .89%           .89%           .89%
     Net expenses                                   .87%           .87%           .87%
     Expenses reimbursed and/or waived              .11%           .21%           .18%
Net assets, end of year (in thousands)         $166,111       $166,516       $153,996
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Number of shares outstanding
at end of year (in thousands)                   166,163        166,569        154,044
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------


                                                      Year Ended September 30,
CSIF Money Market Portfolio                        1994           1993           1992
-------------------------------------------------------------------------------------
Net asset value, beginning of year             $   1.00       $   1.00       $   1.00
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                         .031           .025           .037
Distributions from
     Net investment income                        (.031)         (.025)         (.037)
-------------------------------------------------------------------------------------
Net asset value, end of year                   $   1.00       $   1.00       $   1.00
Total return*                                      3.13%          2.56%          3.79%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Ratio to average net assets:
     Net investment income                         3.07%          2.54%          3.74%
     Total expenses**                               N/A            N/A            N/A
     Net expenses                                   .87%           .87%           .87%
     Expenses reimbursed and/or waived              .18%           .20%           .16%
Net assets, end of year (in thousands)         $143,779       $144,985       $171,340
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Number of shares outstanding
at end of year (in thousands)                   143,826        145,031        171,407
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

     *Total return prior to 1989 is not audited.
     **Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
     N/A - Disclosure not applicable to prior periods.


                                                          Year Ended September 30,
CSIF Money
Market Portfolio                                   1991           1990           1989          1988
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year             $   1.00       $   1.00       $   1.00       $   1.00
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                         .061           .076           .084           .067
Distributions from


     Net investment income                        (.061)         (.076)         (.084)         (.067)
----------------------------------------------------------------------------------------------------
Net asset value, end of year                   $   1.00       $   1.00       $   1.00       $   1.00
Total return*                                      6.32%          7.85%          6.47%          5.31%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Ratio to average net assets:
     Net investment income                         6.12%          7.53%          8.40%          6.47%
     Total expenses**                               N/A            N/A            N/A            N/A
     Net expenses                                   .87%           .85%           .85%           .84%
     Expenses reimbursed and/or waived              .13%           .14%           .17%           .27%
Net assets, end of year (in thousands)         $193,947       $182,148       $139,662        $81,253
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Number of shares outstanding
at end of year (in thousands)                   194,015        182,193        139,707         81,278
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

                                                                   Class A Shares
CSIFManaged                                                  Year Ended September 30,
Growth Portfolio                                  1997           1996           1995           1994
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year             $  31.35       $  32.81       $  28.77       $  30.84
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                          .83            .78            .87            .93
     Net realized and unrealized
     gain (loss) on investment                     5.61           2.28           4.25         (1.83)
       Total from investment operations            6.44           3.06           5.12          (.90)
----------------------------------------------------------------------------------------------------
Distributions from
     Net investment income                         (.81)          (.77)          (.87)          (.95)
     Net realized gains                           (2.10)         (3.75)          (.21)          (.23)
       Total distributions                        (2.91)         (4.52)         (1.08)         (1.18)
Total increase (decrease) in asset value           3.53          (1.46)          4.04          (20.8)
----------------------------------------------------------------------------------------------------
Net asset value, end of year                   $  34.88       $  31.35       $  32.81       $  28.77
Total return*                                     21.94%         10.27%         18.21%        (2.95)%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Ratio to average net assets:
     Net investment income                         2.57%          2.58%          2.89%          3.14%
     Total expenses**                              1.14%          1.28%          1.28%           N/A
     Net expenses                                  1.12%          1.26%          1.26%          1.24%
     Expenses reimbursed and/or waived               --            .01%           .02%            --
     Portfolio turnover                             215%           111%           114%            34%
Average commission rate paid                   $  .0508       $  .0489            N/A            N/A
Net assets, end of year (in thousands)         $675,306       $594,482       $560,981       $512,027
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Number of shares outstanding
at end of year (in thousands)                    19,362         18,964         17,099         17,800
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

Class A Shares
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
CSIF Managed                                                        Year Ended September 30,
Growth Portfolio                        1993           1992           1991           1990           1989           1988
------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year                    $  29.35       $  28.42       $  25.87       $  27.72       $  25.04       $  27.44
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Income from investment
operations
     Net investment income                .95           1.07           1.20           1.09           1.15           1.09
     Net realized and unrealized
     gain (loss) on investment           1.91           1.82           3.10         (1.85)           2.97         (1.91)
       Total from investment
       operations                        2.86           2.89           4.30          (.76)           4.12          (.82)
------------------------------------------------------------------------------------------------------------------------
Distributions from
     Net investment income               (.95)         (1.95)         (1.00)          (.63)          (.98)         (1.08)
     Net realized gains                  (.41)          (.01)          (.75)          (.46)          (.46)          (.50)
       Total distributions              (1.36)         (1.96)         (1.75)         (1.09)         (1.44)         (1.58)
Total increase (decrease) in
asset value                              1.50            .93           2.55          (1.85)          2.68          (2.40)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year         $  30.85       $  29.35       $  28.42       $  25.87       $  27.72       $  25.04
Total return*                            9.98%         10.71%         17.51%         (2.87%)        17.31%         (2.48%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
     Net investment income               3.25%          3.90%          4.73%          4.85%          4.49%          4.30%
     Total expenses**                     N/A            N/A            N/A            N/A            N/A            N/A
     Net expenses                        1.25%          1.28%          1.31%          1.30%          1.29%          1.34%
     Expenses reimbursed
     and/or waived                         --             --             --             --             --             --
Portfolio turnover                         33%            14%            25%            24%            34%            46%
Average commission rate paid              N/A            N/A            N/A            N/A            N/A            N/A
Net assets, end of year
(in thousands)                       $536,170       $419,514       $329,922      $242,617$        212,178       $171,931
Number of shares outstanding
at end of year (in thousands)          17,378         14,292         11,609          9,377          7,654          6,866
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

     *Total return prior to 1989 is not audited.
     **Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
     N/A - Disclosure not applicable to prior periods.

                                                              Class C Shares
                                                        Year               From Inception
                                                       Ended              (March 1, 1994)
                                                    September 30,         to September 30,

CSIF Managed Growth Portfolio            1997           1996           1995           1994
------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $31.05         $32.60         $28.65         $30.43
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Income from investment
operations
     Net investment income                .47            .46            .54            .51
     Net realized and unrealized
     gain(loss) on investment            5.54           2.17           4.20         (1.66)
     Total from investment
     operations                          6.01           2.63           4.74         (1.15)
------------------------------------------------------------------------------------------
Distributions from
     Net investment income               (.44)          (.43)          (.58)          (.63)
     Net realized gains                 (2.10)         (3.75)          (.21)            --
       Total distributions              (2.54)         (4.18)          (.79)          (.63)
Total increase (decrease) in
asset value                              3.47           1.55           3.95          (1.78)
------------------------------------------------------------------------------------------
Net asset value, end of period         $34.52         $31.05         $32.60         $28.65
Total return*                           20.56%          8.85%         16.85%         (3.30%)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ratio to average net assets:
     Net investment income               1.42%          1.34%          1.61%          1.83%(a)

     Total expenses**                    2.29%          2.52%          2.51%           N/A

     Net expenses                        2.27%          2.50%          2.50%          2.47%(a)

     Expenses reimbursed
     and/or waived                         --            .14%           .42%          1.46%(a)

Portfolio turnover                        215%           111%           114%            34%
Average commission rate paid           $.0508         $.0489            N/A            N/A
Net assets, end of period
(in thousands)                         $8,898         $6,715         $4,065         $1,893
Number of shares outstanding
at end of period (in thousands)           258            216            125             66
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                        Class A Shares

                                                   Year Ended September 30,
CSIF Bond Portfolio                     1997           1996           1995           1994
------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $ 16.06        $ 16.34        $ 15.49        $ 17.77
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Income from investment
operations
     Net investment income                .96            .92            .96            .94
     Net realized and unrealized gain
     (loss) on investments                .58           (.29)           .91          (1.81)
        Total from investment
        operations                       1.54            .63           1.87           (.87)
------------------------------------------------------------------------------------------
Distributions from
     Net investment income               (.96)          (.91)          (.93)          (.94)
     Net realized gains                    --             --           (.06)          (.47)
     Tax return of capital                 --             --           (.03)            --
        Total distributions              (.96)          (.91)         (1.02)         (1.41)
Total increase (decrease) in
asset value                               .58           (.28)           .85          (2.28)
------------------------------------------------------------------------------------------
Net asset value, end of period        $ 16.64        $ 16.06        $ 16.34        $ 15.49
Total return*                            9.89%          3.96%         12.57%         (5.18%)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ratio to average net assets:

     Net investment income               5.85%          5.60%          6.04%          5.64%

     Total expenses**                    1.23%          1.29%          1.24%           N/A

     Net expenses                        1.19%          1.26%          1.22%          1.10%

Portfolio turnover                        319%            22%            29%            19%

Net assets, end of period
(in thousands)                        $59,656        $62,259        $62,929        $61,573

Number of shares outstanding
at end of period (in thousands)         3,585          3,876          3,850          3,976
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

     *Total return is not annualized and does not reflect deduction of Class A front-end sales charges. Total return prior to 1989 is not audited. **Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.
     (a) Annualized
     N/A - Disclosure not applicable to prior periods.

                                                                Class A Shares

                                                            Year Ended September 30,
CSIFBond Portfolio                                     1993           1992           1991
------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 17.05        $ 16.48        $ 15.34
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                              1.08           1.15           1.21
     Net realized and unrealized gain
     (loss) on investments                               .85            .78           1.15
     Total from investment operations                   1.93           1.93           2.36
------------------------------------------------------------------------------------------
Distributions from
     Net investment income                             (1.08)         (1.15)         (1.21)
     Net realized gains                                 (.13)          (.21)          (.01)
     Tax return of capital                                --             --             --
       Total distributions                             (1.21)         (1.36)         (1.22)
Total increase (decrease) in
asset value                                              .72            .57           1.14
------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 17.77        $ 17.05        $ 16.48
Total return*                                          11.89%         12.29%         15.95%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ratio to average net assets:
Net investment income                                   6.33%          6.90%          7.63%

     Total expenses**                                    N/A            N/A            N/A

     Net expenses                                        .79%           .75%           .77%

     Expenses reimbursed and/or waived                   .20%           .24%           .27%

Portfolio turnover                                        28%            29%            24%
Net assets, end of period (in thousands)             $67,134        $50,572        $33,259

Number of shares outstanding
at end of period (in thousands)                        3,778          2,965          2,018
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                                 Class A Shares

                                                             Year Ended September 30,
CSIFBond Portfolio                                     1990           1989           1988
------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 15.71        $ 15.43        $ 14.81
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                              1.24           1.31           1.16
     Net realized and unrealized gain
     (loss) on investments                             (.32)            .30            .62
     Total from investment operations                    .92           1.61           1.78
------------------------------------------------------------------------------------------
Distributions from
     Net investment income                            (1.24)         (1.29)         (1.16)
     Net realized gains                                (.05)          (.04)             --
     Tax return of capital                                --             --             --
       Total distributions                            (1.29)         (1.33)         (1.16)

Total increase (decrease) in
asset value                                            (.37)            .28            .62
------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 15.34        $ 15.71        $ 15.43
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Total return*                                           6.09%         10.93%         12.32%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ratio to average net assets:

Net investment income                                   8.02%          8.53%          8.14%

     Total expenses**                                    N/A            N/A            N/A

     Net expenses                                        .65%           .17%            --

     Expenses reimbursed and/or waived                   .45%           .92%          1.56%
Portfolio turnover                                        22%            50%            27%
Net assets, end of period (in thousands)             $23,298        $12,792         $5,235

Number of shares outstanding
at end of period (in thousands)                        1,519            814            339
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------


* Total return is not annualized and does not reflect deduction of Class A front-end sales charges. Total return prior to 1989 is not audited.
** Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
     N/A - Disclosure not applicable to prior periods.

                                                                      Class A Shares
                                                                  Year Ended September 30,

CSIF Equity Portfolio                                  1997           1996           1995           1994
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  22.54       $  21.12       $  20.13       $  21.43
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                                --            .03            .06            .13
     Net realized and unrealized gain
     (loss)on investments                               6.73           3.26           2.22         (1.04)
        Total from investment operations                6.73           3.29           2.28          (.91)
---------------------------------------------------------------------------------------------------------
Distributions from
     Net investment income                              (.01)          (.06)          (.04)          (.28)
     Net realized gains                                (1.49)         (1.81)         (1.25)          (.11)
        Total distributions                            (1.50)         (1.87)         (1.29)          (.39)
Total increase (decrease) in
net asset value                                         5.23           1.42            .99          (1.30)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  27.77       $  22.54       $  21.12       $  20.13
Total return*                                          31.34%         16.62%         12.43%         (4.33%)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Ratio to average net assets:
     Net investment income                               .03%           .15%           .32%           .65%
     Total expenses**                                   1.21%          1.29%          1.38%           N/A
     Net expenses                                       1.20%          1.27%          1.36%          1.27%
     Expenses reimbursed and/or waived                    --             --             --             --
Portfolio turnover                                        93%           118%            35%            94%
Average commission rate paid                        $  .0574       $  .0556            N/A            N/A
Net assets, end of period (in thousands)            $147,002       $101,344        $90,951        $92,970
Number of shares outstanding
at end of period (in thousands)                        5,294          4,496          4,307          4,620
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

                                                                   Class A Shares
                                                              Year Ended September 30,
CSIF Equity Portfolio                       1993           1992           1991           1990           1989           1988
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $ 20.03        $ 18.89        $ 15.86        $ 18.07        $ 14.58        $ 15.33
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                    .21            .17            .44            .32            .40            .87
     Net realized and unrealized gain
     (loss)on investments                    1.36           1.20           2.96         (2.24)           3.40         (1.53)
        Total from investment operations     1.57           1.37           3.40         (1.92)           3.80          (.66)
----------------------------------------------------------------------------------------------------------------------------
Distributions from
     Net investment income                   (.17)          (.23)          (.37)          (.24)          (.31)          (.08)
     Net realized gains                        --             --             --           (.05)            --           (.01)
        Total distributions                  (.17)          (.23)          (.37)          (.29)          (.31)          (.09)
Total increase (decrease) in                 1.40           1.14           3.03          (2.21)          3.49           (.75)
net asset value                           $ 21.43        $ 20.03        $ 18.89        $ 15.86        $ 18.07        $ 14.58
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
Total return*                                7.82%          7.36%         21.88%        (10.80%)        26.69%         (4.26%)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
     Net investment income                   1.06%          1.02%          1.94%          2.64%          2.48%          2.85%
     Total expenses**                         N/A            N/A            N/A            N/A            N/A            N/A
     Net expenses                            1.13%          1.17%          1.04%           .78%           .21%           N/A
     Expenses reimbursed and/or waived         --             --            .18%           .50%          1.17%          2.49%
Portfolio turnover                             43%            24%            27%            31%             8%            23%
Average commission rate paid                  N/A            N/A            N/A            N/A            N/A            N/A
Net assets, end of period (in thousands)  $85,042        $64,629        $42,642        $22,212         $7,927         $1,711
Number of shares outstanding
at end of period (in thousands)             3,968          3,226          2,258          1,401            439            117
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

     *Total return is not annualized and does not reflect deduction of Class A front-end sales charges. Total return prior to 1989 is not audited. **Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
     N/A - Disclosure not applicable to prior periods.

     Class C Shares
                                                                                               From Inception
                                                                                              (March 1, 1994)
                                                             Year Ended September 30,         to September 30,
CSIF Equity Portfolio                                  1997           1996           1995           1994
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $21.71         $20.66         $19.98         $22.12
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                              (.05)          (.16)          (.03)          (.06)
     Net realized and unrealized gain
     (loss)on investments                               6.21           3.04           2.05          (2.08)
        Total from investment operations                6.16           2.88           2.02          (2.14)
--------------------------------------------------------------------------------------------------------------
Distributions from
     Net investment income                              (.01)          (.02)          (.09)            --
     Net realized gains                                (1.49)         (1.81)         (1.25)            --
     Total distributions                               (1.50)         (1.83)         (1.34)            --
Total increase (decrease) in
net asset value                                         4.66           1.05            .68          (2.14)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $26.37         $21.71         $20.66         $19.98
Total return*                                          29.84%         14.85%         11.16%         (9.14%)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Ratio to average net assets:

     Net investment income                             (1.08%)        (1.42%)         (.84%)        (1.06%)(a)

     Total expenses**                                   2.31%          2.86%          2.51%           N/A

     Net expenses                                       2.30%          2.85%          2.50%          2.75%(a)

     Expenses reimbursed and/or waived                    --             --           1.07%          4.60%(a)

Portfolio turnover                                        93%           118%            35%            94%

Average commission rate paid                          $.0574         $.0556            N/A            N/A

Net assets, end of period (in thousands)              $6,249         $2,996         $1,802         $  670

Number of shares outstanding
at end of period (in thousands)                          237            138             87             34
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

     Class A Shares
                                                                       Year Ended September 30,
CWVF International Equity                              1997           1996           1995           1994
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                  $  18.62       $  17.62       $  17.99       $  16.35
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

Income from investment operations
     Net investment income                               .10            .04            .11             --
     Net realized and unrealized
     gain (loss)                                        3.81           1.53            .38           2.14
        Total from investment operations                3.91           1.57            .49           2.14
---------------------------------------------------------------------------------------------------------
Distributions from:
     Net investment income                              (.05)          (.13)            --           (.03)
     Excess of net
     investment income                                    --             --             --           (.04)
     Net realized gains                                 (.42)          (.44)          (.86)          (.43)
        Total distributions                             (.47)          (.57)          (.86)          (.50)
Total increase (decrease) in net asset value            3.44           1.00           (.37)          1.64
---------------------------------------------------------------------------------------------------------
Net asset value, end of year                        $  22.06       $  18.62       $  17.62       $  17.99

Total return*                                          21.44%          9.22%          3.19%         13.44%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Ratio to average net assets:
     Net investment income (loss)                        .51%           .23%           .68%          (.04%)

     Total expenses**                                   1.91%          1.95%          1.93%           N/A

     Net expenses                                       1.76%          1.81%          1.79%          1.96%

     Expenses reimbursed and/or waived                    --             --             --            .04%

Portfolio turnover                                        58%            96%            73%            78%

Average commission rate paid                        $  .0222       $  .0339            N/A            N/A

Net assets, end of year (in thousands)              $225,169       $194,032       $191,586       $175,543

Number of shares outstanding at
end of year (in thousands)                            10,207         10,422         10,876          9,755
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------


     *Total return is not annualized and does not reflect deduction of Class A front-end sales charges. Total return prior to 1989 is not audited. **Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
     (a) Annualized
     N/A - Disclosure not applicable to prior periods.


     Class C Shares
                                                                                             From Inception
                                                                                             (March 1, 1994)
                                                            Year Ended Sept. 30,            through Sept. 30,
CWVF International Equity                              1997           1996           1995           1994
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $18.20         $17.28         $17.86         $18.24
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                              (.07)          (.15)          (.05)          (.06)
     Net realized and unrealized gain
     (loss) on investments                              3.68           1.51            .32           (.32)
        Total from investment operations                3.61           1.36            .27           (.38)
-------------------------------------------------------------------------------------------------------------
Distributions from:
     Net realized gains                                 (.42)          (.44)          (.85)            --
     Total distributions                                (.42)          (.44)          (.85)            --
Total increase (decrease) in net asset value            3.19            .92           (.58)          (.38)
-------------------------------------------------------------------------------------------------------------
Net asset value, ending                               $21.39         $18.20         $17.28         $17.86

Total return*                                          20.22%          8.07%          1.95%         (1.27%)

Ratio to average net assets:

     Net investment income (loss)                       (.47%)         (.88%)         (.47%)        (1.16%)(a)

     Total expenses**                                   2.91%          3.08%          3.12%           N/A

     Net expenses                                       2.76%          2.93%          2.99%          3.32%(a)

     Expenses reimbursed and/or waived                    --             --            .13%           .50%(a)

Portfolio turnover                                        58%            96%            73%            78%

Average commission rate paid                          $.0222         $.0339            N/A            N/A

Net assets, end of period (in thousands)              $8,799         $6,779         $6,061         $3,620

Number of shares outstanding
at ending (in thousands)                                 411            373            351            203
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

     *Total return is not annualized and does not reflect deduction of Class A front-end sales charges. Total return prior to 1989 is not audited. **Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
     (a) Annualized
     N/A - Disclosure not applicable to prior periods.

                                                            Class A Shares

                                                                        From Inception
                                                                        (July 2, 1992)
                                                 Year Ended Sept. 30,  to September 30,
CWVF International Equity                               1993                1992
---------------------------------------------------------------------------------------
Net asset value, beginning of period                  $14.31              $15.00
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                               .08                 .02
     Net realized and unrealized gain (loss)            2.04               (.71)
        Total from investment operations                2.12               (.69)
---------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
     Net investment income                              (.05)                 --
     Excess of net
     investment income                                    --                  --
     Net realized gains                                 (.03)                 --
        Total distributions                             (.08)                 --
Total increase (decrease) in net asset value            2.04                (.69)
---------------------------------------------------------------------------------------
Net asset value, ending                               $16.35              $14.31
Total return*                                          14.95%              (4.60%)

Ratio to average net assets:

     Net investment income (loss)                        .80%               1.23%(a)

     Total expenses**                                    N/A                 N/A

     Net expenses                                       1.50%               1.01%(a)

     Expenses reimbursed and/or waived                   .20%                .60%(a)

Portfolio turnover                                        35%                 --

Average commission rate paid                             N/A                 N/A

Net assets, end of period (in thousands)             $54,280              $8,440

Number of shares outstanding
at ending (in thousands)                               3,319                 590
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------
The Funds are designed for individual and institutional investors, including ERISA fiduciaries, seeking growth of capital or current income through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business. The CSIF Managed Growth Portfolio is designed for long-term investment through a balanced portfolio. The CSIF Money Market Portfolio is designed for short-term cash management and stability of principal. The CSIF Bond Portfolio is designed for current income and preservation of capital. The CSIF Equity Portfolio and CWVF International Equity Fund are designed for capital growth. The net asset value of each Portfolio, except for CSIF Money MarketPortfolio, will fluctuate in response to changes in market conditions and the value of portfolio investments.

--------------------------------------------------------------------------------
CSIFMoney Market Portfolio

The Money Market Portfolio seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments, including repurchase agreements with recognized securities brokers and banks secured by such instruments, and reverse repurchase agreements, all selected in accordance with the Fund's investment and social criteria. The Money Market Portfolio attempts to maintain a constant net asset value of $1.00 per share.

The Money Market Portfolio invests only in high grade, short-term money market instruments which may include: obligations issued or guaranteed as to principal by the United States Government, its agencies and instrumentalities; US dollar-denominated certificates of deposit, time deposits and bankers' acceptances of US banks, generally banks with assets in excess of $1 billion; taxable municipal securities, including variable rate demand notes; and commercial paper (including participation interests in loans extended by banks to issuers of commercial paper) that at the date of investment is rated A-1 by Standard & Poor's Ratings Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, is of comparable quality.

--------------------------------------------------------------------------------
CSIF Managed Growth Portfolio

The Managed Growth Portfolio seeks to achieve a total return above the rate of inflation through an actively managed portfolio of stocks, bonds and money market instruments (including repurchase agreements secured by such instruments) selected with a concern for the investment and social impact of each investment. It is not the policy of the Managed Growth Portfolio to take risks to obtain speculatively or aggressively high returns. The portfolio is a "balanced" portfolio, and intends to invest approximately 55% to 60% of its assets in equities and 40% to 45% in fixed income securities. See "Portfolio Managers" for more information. Generally, equity investments are selected by the subadvisors, subject to direction and control by CAMCO and the CSIF Board of Trustees. CAMCO manages the Portfolio's fixed-income assets and determines the mix for the Managed Growth Portfolio depending upon its view of market conditions and the economic outlook.

CSIF Managed Growth Portfolio may purchase both common and preferred stock. The Portfolio normally invests in bonds which are considered investment-grade, including bonds which are direct or indirect obligations of the US Government, or which at the date of investment are rated AAA, AA, A, or BBB by S&P or Aaa, Aa, A, or Baa by Moody's. The Portfolio may purchase lower-rated obligations (those rated below BBB, which are considered noninvestment-grade securities) but no more than 20% of its assets may be invested in obligations rated lower than
B. The Portfolio may purchase, without limitation, bonds which are unrated but of comparable quality to bonds rated B or better as determined by CAMCO under the supervision of the CSIF Board of Trustees. The Managed Growth Portfolio does not currently hold or intend to invest more than 5% of its net assets in noninvestment-grade securities. See the Statement of Additional Information ("SAI") for additional information concerning bond ratings.

--------------------------------------------------------------------------------
CSIFBond Portfolio

The Bond Portfolio seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities, including taxable municipal securities, selected pursuant to the Fund's investment and social criteria. The Bond Portfolio is neither speculative nor conservative in its investment policies and will take reasonable risks in seeking to achieve its investment objective of current income and preservation of capital. Debt securities may be long-term, intermediate-term, short-term, or any combination thereof, depending on the Advisors' evaluation of current and anticipated market patterns and trends; the Advisors expect that the Bond Portfolio's average weighted maturity will range between 5 and 20 years. The value of the Portfolio will vary inversely with changes in interest rates.

In seeking to achieve these objectives, it is anticipated that under normal conditions the Bond Portfolio will invest at least 65% of the value of its net assets in publicly-traded straight debt securities which have an investment grade rating of A or above as determined by a nationally recognized rating service such as S&P or Moody's, or if unrated, determined to be of comparable quality. The Portfolio may also invest in obligations issued or guaranteed by the US Government or its agencies or instrumentalities, or in cash and cash equivalents. Up to 20% of the Bond Portfolio's total assets may be invested in straight debt securities which are not rated within the four highest grades, in convertible debt securities, convertible preferred and preferred stocks, or other securities. The Bond Portfolio does not currently hold or intend to invest more than 5% (approximately) of its net assets in noninvestment-grade securities. See the SAI for additional information concerning bond ratings.

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CSIF Equity Portfolio

The Equity Portfolio seeks growth of capital through investment in the equity securities of issuers within industries perceived to offer opportunities for potential capital appreciation and which satisfy the Fund's investment and social criteria. The Equity Portfolio is neither speculative nor conservative in its investment policies and will take reasonable risks in seeking to achieve its investment objective of growth of capital.

CSIF Equity Portfolio normally invests at least 80% of the value of its net assets in equity securities. Such securities include common stocks, convertible securities and preferred stocks. For liquidity purposes or pending the investment of the proceeds of the sale of its shares, this Portfolio may invest up to 20% of the value of its assets in money market instruments, including: obligations of the US Government, its agencies and instrumentalities; certificates of deposit of banks, generally, those having total assets of at least one billion dollars; and commercial paper or other corporate notes of investment grade quality. Such securities may be purchases subject to repurchase agreements with recognized securities brokers and banks. If the Equity Portfolio has assumed a temporary defensive posture, there is no limitation on the percentage of its assets which may be invested in money market instruments. The Equity Portfolio does not currently hold or intend to invest more than 5% of its net assets in noninvestment-grade debt securities.

ADDITIONAL INVESTMENT POLICIES
--------------------------------------------------------------------------------
Calvert Social Investment Fund

As a matter of fundamental investment policy which cannot be changed without shareholder approval, no more than 25% of the value of a Portfolio's assets may be invested in any one industry, no more than 5% of a Portfolio's assets may be invested in any one company, nor may a Portfolio, or CSIF in the aggregate, purchase more than 10% of the voting securities of any issuer.

CSIF Managed Growth, Bond and Equity Portfolios each can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Portfolios can use these practices either as substitution or as protection against an adverse move in the Portfolios to adjust the risk and return characteristics of the Portfolios. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Any instruments determined to be illiquid are subject to the Portfolios' 15% restriction on illiquid securities. See the CSIF SAI for more detail about these strategies.

CSIF may engage in repurchase agreements and reverse repurchase agreements. In a repurchase agreement, the Portfolio buys a security subject to the right and obligation to sell it back at a higher price. In order to minimize any risk involved, the Portfolio engages in such transactions only with recognized securities brokers determined by the Advisor to present a minimal credit risk. Repurchase agreements are fully collateralized and always have a maturity of less than one year. In a reverse repurchase agreement, the Portfolio sells a security subject to the right and obligation to buy it back at a higher price. The Portfolio then invests the proceeds from the transaction in another obligation in which it is authorized to invest. For reverse repurchase agreements, the Portfolio maintains liquid assets equal in value to the repurchase price in a segregated account.

Each CSIF Portfolio may borrow money from banks (and pledge its assets to secure such borrowing) for temporary or emergency purposes, but not for leverage. Such borrowing may not exceed 10% of the value of that Portfolio's total assets.

The Managed Growth and Bond Portfolio's fixed-income investment strategies caused them to have a relatively high portfolio turnover compared to other portfolios. A portfolio with high turnover may incur higher transaction costs, such as custodian and settlement fees. During fiscal 1997, brokerage commission expenses remained relatively level even though turnover increased significantly, since the fixed income investments are traded on a spread, rather than a commission basis.

--------------------------------------------------------------------------------
CSIF has adopted the following operating (i.e., non-fundamental) investment policies which may be changed by the Board of Trustees without shareholder approval:

CSIF Managed Growth, Bond, and Equity Portfolios may not purchase or hold illiquid securities if more than 15% of the value of that Portfolio's net assets would be invested in such securities. CSIFMoney Market illiquid securities limitation is 10% of net assets.

Each CSIF Portfolio may invest up to 25% of its assets in the securities of foreign issuers. The Portfolios may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depository Receipts and Global Depositary Receipts. ADRs are US dollar-denominated and traded in the US on exchanges or over the counter. Foreign securities may involve additional risks, including currency fluctuations, risks relating to political or economic conditions, and the potentially less stringent investor protection and disclosure standards of foreign markets. These factors could make foreign investments, especially those in developing countries, less liquid and more volatile. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs are generally higher than for US investments. By investing in ADRs rather than directly in foreign issuers' stock, the Portfolios may avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. The Money Market Portfolio may purchase only high quality US dollar-denominated instruments.

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CWVF International Equity Fund

CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a globally diversified portfolio of equity securities. All investments are screened for financial and social criteria. There is, of course, no assurance that the Fund will be successful in meeting its objective.

Under normal circumstances, International Equity will invest at least 65% of its assets in equity securities. International Equity will invest primarily in common stocks of established foreign companies believed by the Subadvisor to have potential for capital growth, income or both. Companies are considered established if their securities are traded on a recognized stock exchange. However, International Equity may invest in any other type of security including, but not limited to, convertible securities, preferred stocks, bonds, notes and other debt securities of companies, (including Euro-currency instruments and securities) or of any international agency (such as the Asian Development Bank or Inter-American Development Bank) or obligations of domestic or foreign governments and their political subdivisions, and in foreign currency transactions. International Equity may invest in American or European Depositary Receipts ("ADRs" or "EDRs"). See the Statement of Additional Information. International Equity may establish and maintain reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. Its reserves may be invested in domestic as well as foreign short-term money market instruments including, but not limited to, US and foreign government and agency obligations, and obligations of supranational entities, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. Any money market instruments will be rated at least A-2/P-2 or better by a nationally recognized statistical rating organization such as Standard and Poor's or Moody's, or, if unrated, determined by the Advisor or Subadvisor to be of equivalent credit quality. CWVF International Equity may also engage in certain options transactions, and enter into futures contracts and related options for hedging purposes.

Under normal circumstances, CWVF International Equity will invest at least 65% of its assets in the securities of issuers in no less than three countries, other than the USA. CWVF International Equity makes investments in various countries. Under normal circumstances, International Equity may, from time to time, have more than 25% of its assets invested in any major industrial or developed country which in the view of the Subadvisor poses no unique investment risk. The Subadvisor considers an investment in a given foreign country to have "no unique investment risk" if International Equity's investment in that country is not disproportionate to the relative size of the country's market versus the Morgan Stanley Capital International Europe-Far East-Asia (EFEA) or World Index or other comparable index, and if the capital markets in that country are mature, and of sufficient liquidity and depth. Under exceptional economic or market conditions, International Equity may invest substantially all of its assets in only one or two countries, or in US government obligations. As an operating policy, CWVF International Equity will limit its investment in securities of US issuers, excluding Special Equities and High Social Impact Investments, to 5% of its net assets.

In determining the appropriate distribution of investments among various countries and geographic regions, the Subadvisor ordinarily will consider the following factors: prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to the global investor. International Equity may invest up to 30% of its net assets in developing countries, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. A country is considered to be a developing country if it is not included in the Morgan Stanley Capital International World Index.

CWVF International Equity may may invest up to 35% of its net assets in debt securities excluding money market instruments. Of this, at least 30% will be of the highest credit quality available (rated AAA or Aaa by Standard & Poor's ("S&P") or Moody's, respectively, or if not rated by S&P or Moody's, then determined by the Subadvisor to be of equivalent credit quality). The remaining 5% of Fund assets that may be invested in debt securities may be rated lower than AAA, although the Subadvisor does not intended to purchase any bonds rated lower than AAA unless the instrument provides an opportunity to invest in an attractive company in which an equity investment is not currently available or desirable. All fixed income instruments are subject to interest-rate risk; that is, when market interest rates rise, the current principal value of a bond will decline.

CWVF International Equity may write covered call options and purchase call and put options on securities and security indices, and may write secured put options and enter into option transactions on foreign currency. It may also engage in transactions in financial futures contract and related options for hedging purposes, and invest in warrants, stock rights and repurchase agreements. These investment techniques and the related risks are described in more detail in the Statement of Additional Information.

Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicate the movement of the index. CWVF International Equity may not write options on more than 50% of its total assets. Management presently intends to cease writing options in and as long as 25% of such total assets are subject to outstanding options contracts. CWVF International Equity may invest up to an aggregate of 5% of its total assets in exchange-traded or over-the-counter call and put options on securities and securities indices and foreign currencies. Purchases of such options may be made for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.
--------------------------------------------------------------------------------

Lending portfolio securities

CWVF International Equity may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, provided the value of the securities loaned will not exceed 10% of assets. Any such loans must be secured continuously in the form of cash or cash equivalents such as US Treasury bills; the amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and CWVF International Equity must be able to terminate such loans upon notice at any time. International Equity will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

The advantage of such loans is that CWVF International Equity continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral.

Securities loans are usually made to broker/dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, International Equity will make loans of its portfolio securities only to those firms the Advisor or Subadvisor deems creditworthy and only on such terms the Advisor or Subadvisor believes should compensate for such risk. On termination of the loan the borrower is obligated to return the securities. International Equity will realize any gain or loss in the market value of the securities during the loan period and may pay reasonable custodial fees in connection with the loan.

International Equity Fund's investment objective and those policies set forth as fundamental investment restrictions may not be changed without shareholder approval.

--------------------------------------------------------------------------------

Risk Factors - CWVF International Equity

An investment in International Equity is subject to various risks. International Equity's use of certain investment techniques, such as foreign currency options, involves special risks. See "Investment Techniques and Related Risks."

There are substantial and different risks involved in investing in foreign securities. You should consider these risks carefully. For example, there is generally less publicly available information about foreign companies than is available about companies in the US Foreign companies are not subject to uniform audit and financial reporting standards, practices and requirements comparable to those in the US.

Foreign securities involve currency risks. The US dollar value of a foreign security tends to decrease when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be returned to the country of origin, based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign stock markets are generally not as developed or efficient as those in the US. In most foreign markets volume and liquidity are less than in the US and, at times, volatility of price can be greater than that in the US. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on US exchanges. There is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the US.

There is also the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments which could adversely affect investments, assets or securities transactions of International Equity in some foreign countries. CWVF International Equity is not aware of any investment or exchange control regulations which might substantially impair the operations of CWVF International Equity as described, although this could change at any time.

The dividends and interest payable on certain of International Equity's foreign securities may be subject to foreign withholding taxes, thus reducing the net amount available for distribution to International Equity shareholders. The expense ratio of CWVF International Equity can be expected to be higher than those of investment companies investing only in domestic securities since the costs of operations are higher.

--------------------------------------------------------------------------------
                             INVESTMENT SELECTION PROCESS
--------------------------------------------------------------------------------

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for a Fund are first screened for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, investments are made in companies exhibiting unusual, positive accomplishments with respect to one or more of the criteria. Companies must meet the Fund's minimum standards for all its criteria.

With respect to government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the US Government whose purposes further or are compatible with CSIF's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the US Government, such as Treasury securities.

Although each Fund's social criteria and consideration tend to limit the availability of investment opportunities more than is customary with other investment companies, CAMCO and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an organization for investment by a Portfolio does not constitute endorsement or validation by each Fund, nor does the exclusion of an organization necessarily reflect failure to satisfy each Fund's social criteria. Investors in each Fund are invited to send a brief description of companies they believe might be suitable for investment.
--------------------------------------------------------------------------------

All Investments are selected with a concern for the social impact of each investment

CALVERT SOCIAL INVESTMENT FUND

Calvert Social Investment Fund invests in accordance with its philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

CSIF has developed the following criteria for the selection of organizations in which it invests. CSIF recognizes, however, that these criteria represent standards of behavior which few, if any, organizations totally satisfy and that, as a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by CAMCO and CSIF's Subadvisors.
     Given these considerations, CSIF seeks to invest in a producer or service provider which:

1.   Delivers safe products and services in ways which sustain our natural
environment. For example,     CSIF looks for companies that produce energy from
renewable resources, while avoiding consistent              polluters.

2.   Is managed with participation throughout the organization in defining and
achieving objectives.    For example, CSIF looks for companies that offer
employee stock ownership or profit-sharing plans.

3.   Negotiates fairly with its workers, provides an environment supportive of
their wellness, does          not discriminate on the basis of race, gender,
religion, age, disability, ethnic origin, or sexual              orientation,
does not consistently violate regulations of the Equal Employment Opportunity
               Commission, and provides opportunities for women, disadvantaged
minorities, and others for         whom equal opportunities have often been
denied. For example, CSIF considers both unionized          and non-union firms
with good labor relations.

4.   Fosters awareness of a commitment to human goals, such as creativity,
productivity, self-respect         and responsibility, within the organization
and the world, and continually recreates a context          within which these
goals can be realized. For example, CSIF looks for companies with an above average commitment to community affairs and charitable giving.

CSIF will not invest in an issuer which the Advisors determine to be significantly engaged in:

1. The production of nuclear energy or the manufacture of equipment to produce nuclear energy.

2.   Business activities in support of repressive regimes.

3.   The manufacture of weapon systems.

CSIF will not, as a matter of operating policy which may be changed without the approval of a majority of the outstanding shares, invest in an issuer primarily engaged in the manufacture of alcoholic beverages or tobacco products, or the operation of gambling casinos.

CSIF believes that social and technological change will continue to transform America and the world into the next century. Those enterprises which exhibit a social awareness measured in terms of the above attributes and considerations should be better prepared to meet future societal needs for goods and services. By responding to social concerns, these enterprises should maintain flexibility and further social goals. In so doing they should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to provide a positive return to both investors and society as a whole.

--------------------------------------------------------------------------------
CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND

CWVF International Equity carefully reviews company policies and behavior regarding social issues important to global quality of life.

CWVF International Equity currently observes the following operating policies which may be changed by its Board of Directors without shareholder approval:

1.   It actively seeks to invest in companies that achieve excellence in both
financial return and               environmental soundness, selecting issuers
that take positive steps toward preserving and              enhancing our
natural environment through their operations and products, and avoiding companies with poor environmental records;

2.   CWVF International Equity seeks to invest in companies with positive labor
practices. We            consider the International Labor Organization's basic
conventions on worker rights as a            guideline for our labor criteria.
International Equity avoids investing in companies that
demonstrate a pattern of engaging in forced, compulsory, or child labor. In
addition, we seek        to invest in companies that hire and promote women and
ethnic minorities; respect the right         to form unions; comply, at a
minimum, with domestic hour and wage laws; and provide good           health and
safety standards;

3.   International Equity will not invest in issuers which the Advisor or
Subadvisor ascertains              contribute to human rights abuses in other
countries;

4.   It will not invest in producers of nuclear power or nuclear weapons, or
companies with more           than 10% of revenues derived from the production
or sale of weapons systems; and

5.   It will not invest in companies which derive more than 10% of revenues from
the production of        alcohol or tobacco products, and actively seeks to
invest in companies whose products or services         improve the quality of or
access to health care, including public health and preventative medicine.

CWVF International Equity believes that there are long-term benefits inherent in an investment philosophy that demonstrates concern for the environment, human rights, economic priorities, and international relations. Those enterprises which exhibit a social awareness measured in terms of the above attributes and considerations should be better prepared to meet future societal needs for goods and services. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. CWVF International Equity believes these enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to provide a positive return to both investors and society as a whole.

The spirit of Calvert World Values International Equity Fund's social vision is similar to Calvert Social Investment Fund, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities. Due to these factors, the CWVF social investment standards are less stringent than those of CSIF. CWVF may invest in companies that operate in countries with poor human rights records if we believe the companies are making a positive contribution.
--------------------------------------------------------------------------------

Special Equities and Private Placements - CSIF and International Equity

Due to the particular social objective of the Funds, opportunities may exist to promote especially promising approaches to social goals through privately placed investments. The Special Equities Committee of each Fund's Board identifies, evaluates, and selects certain of these investments, subject to ratification by the Boards. The private placement investments undertaken by the Funds, if any, may be subject to a high degree of risk. Such investments may involve relatively small and untried enterprises that have been selected in the first instance because of some attractive social objectives or policies.

Many private placement investments have no readily available market and may therefore be considered illiquid. Investments in private placements and other securities for which market quotations are not readily available are valued under the direction and control of the Boards.
--------------------------------------------------------------------------------

High Social Impact Investments - CSIF and International Equity

Each Portfolio may invest a small portion of its respective assets in
investments in securities that           offer a rate of return below the then
prevailing market rate and that present attractive opportunities for furthering the Fund's social criteria ("High Social Impact Investments"); such High Social Impact investments must be less than 1% of the applicable CSIFPortfolio's assets, and less than 3% of CWVF International Equity's assets. Such securities are typically illiquid and unrated and generally considered noninvestment-grade debt securities which involve a greater risk of default or price decline than investment-grade securities. Through diversification and credit analysis and limited maturity, investment risk can be reduced, although there can be no assurance that losses will not occur. The High Social Impact Investments Committee of the Boards identifies, evaluates, selects and values these investments, subject to ratification by the Boards.

YIELD AND TOTAL RETURN
--------------------------------------------------------------------------------
The Portfolios may advertise different types of yield and total return performance, which is calculated separately for each class. All performance figures are based on historical earnings and are not intended to indicate future performance. Further information about each Portfolio's performance is contained in its Annual Report to Shareholders, which may be obtained without charge.
--------------------------------------------------------------------------------

CSIF Money Market Portfolio

The Money Market Portfolio may advertise "yield" and "effective yield." The "yield" refers to the actual income generated by an investment over a particular base period, stated in the advertisement. If the base period is less than one year, the yield will be "annualized." That is, the amount of income generated by the investment during the base period is assumed to be generated over a one-year period and is shown as a percentage of the investment. The "effective yield" is calculated like yield, but assumes reinvestment of earned income. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
--------------------------------------------------------------------------------

CSIF Bond Portfolio

Yield measures the Bond Portfolio's current investment performance, that is, the rate of income on its portfolio investments divided by the share price. Yield is computed by annualizing the result of dividing the net investment income per share over a 30-day period by the maximum offering price per share on the last day of that period. Yields are calculated according to accounting methods that are standardized for all stock and bond funds.
--------------------------------------------------------------------------------

CSIF Managed Growth, Bond, Equity and CWVF International Equity Portfolios

Total return differs from yield in that yield figures measure only the income component of a Portfolio's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. The total return of a class shows its overall change in value, including changes in share price and assuming all of its dividends and capital gain distributions are reinvested. A cumulative total return reflects the performance of the class over a stated period of time. An average annual total return reflects the hypothetical annual compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the returns, you should recognize that they are not the same as actual year-by-year results. Both types of total return usually will include the effect of paying the sales charge. Of course, total returns will be higher if sales charges are not taken into account. Quotations of "return without maximum sales charge" do not reflect deduction of the sales charge. You should consider these figures only if you qualify for a reduced sales charge, or for purposes of comparison with comparable figures which also do not reflect sales charges, such as mutual fund averages compiled by Lipper Analytical Services, Inc.

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                                   FUND MANAGEMENT
--------------------------------------------------------------------------------

Each Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees or Directors, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own. Matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

Calvert Social Investment Fund

The Board of Trustees supervises CSIF's activities and reviews its contracts
with companies that              provide it with services. CSIF is an open-end
diversified management investment company, organized as a Massachusetts business trust on December 14, 1981.
--------------------------------------------------------------------------------

Board of Trustees - Calvert Social Investment Fund

REBECCA ADAMSON
President, First Nations Development Institute

RICHARD L. BAIRD, JR.
Executive Vice President, Family Health Council, Inc.

JOHN G. GUFFEY, JR.
Co-Chair, Calvert Social Investment Foundation

Treasurer and Director, Silby, Guffey & Co., Inc.

JOY V. JONES, Esq.
Attorney and Entertainment Manager

BARBARA J. KRUMSIEK
President, Chief Executive Officer and Vice Chair, Calvert Group, Ltd. and subsidiaries

TERRENCE J. MOLLNER, Ed.D.
Founder and Chair, Trusteeship Institute, Inc.
Co-Chair, Calvert Social Investment Foundation

(Ms.) SYDNEY AMARA MORRIS
Unitarian Church of Vancouver, Vancouver, British Columbia, Canada

CHARLES T. NASON
Chairman, President, and Chief Executive Officer, The Acacia Group

D. WAYNE SILBY
President, Secretary, and Director, Silby, Guffey & Co., Inc.
Chair, CSIF Board of Trustees
--------------------------------------------------------------------------------

Calvert Social Investment Fund Advisory Council

The Advisory Council is a resource to the CSIF Board of Trustees regarding communication networks for the Fund and the application and refinement of the Fund's social criteria.

TIMOTHY SMITH
(Chair) Executive Director, Interfaith Center on Corporate Responsibility

ROBERT BROWNE
President, Twenty-First Century Foundation

WILLIAM J. BYNUM
President and CEO, Enterprise Corporation for the Delta

JACK CHIN
Coordinator, Funder's Forum on Environmental Education

FRED DAVIE
Program Officer, Community and Resource Development, Ford Foundation

MARIAN WRIGHT EDELMAN
President & Founder, Children's Defense Fund

MICHAEL FISCHER
Program Officer, William and Flora Hewlett Foundation

ELIZABETH HARRIS
Vice President, UNC Partners, Inc.

SOPHIA BRACEY HARRIS
Founder and Executive Director, The Federation of Childcare Centers of Alabama, Inc.

JAMES E. HEARD
President, Breakwater Holdings

HAZEL HENDERSON
Independent Futurist and Author

ERICA HUNT
Executive Director, Twenty-First Century Foundation

GRACE LECLAIR
Writer, Consultant and Theorist Concerning the Impacts of Economics on Family and Community Life

KAI LEE
Professor of Environmental Studies and Director of the Center for Environmental Studies,Williams College

JESSICA LIPNACK
President, The Networking Institute, Inc.

ROBERT CARTER RANDOLPH
Attorney and Mediator/Arbitrator
Washington Arbitration and Mediation Service

RUSTUM ROY
Professor of Geochemistry, Pennsylvania State University

BYRON RUSHING
State Representative, Massachusetts

MARC DAVID SARKADY
Leadership Consultant and International Facilitator

GAIL SNOWDEN
Group Executive, Community Banking Group, Bank of Boston

JEFFREY STAMPS
Chairman, The Networking Institute, Inc.

THOMAS STONEBACK
Vice President and Chief Administrative Officer, Rodale Press, Inc.

DARRELD RAY TURNER, II
Policy Advisor, Cherokee Nation of Oklahoma

DIANE WHITE
Owner, Blackberry

D. Wayne Silby, Chair of CSIF's Board of Trustees, serves as an ex officio member of the Advisory Council.
--------------------------------------------------------------------------------

Calvert World Values International Equity Fund

The Board of Directors supervises CWVF's activities and reviews its contracts with companies that provide CWVF with services.

CWVF is an open-end diversified management investment company organized as a Maryland corporation on February 14, 1992. Prior to June 1, 1996,
International Equity operated under the name of Calvert World Values Global Equity Fund. The other series of Calvert World Values Fund, Inc. is Calvert Capital Accumulation Fund.
Board of Directors - Calvert World Values Fund, Inc.

JOHN G. GUFFEY, JR.
Vice Chair of the CWVF Board of Directors
Co-Chair, Calvert Social Investment Foundation
Treasurer and Director, Silby, Guffey & Co., Inc.

BARBARA J. KRUMSIEK
Co-Chair of the CWVF Board of Directors
President, Chief Executive Officer and Vice Chair, Calvert Group, Ltd. and subsidiaries

TERRENCE J. MOLLNER, Ed.D.
Founder and Chair, Trusteeship Institute, Inc.
Co-Chair, Calvert Social Investment Foundation

RUSTUM ROY
Evan Pugh Professor of Solid State Geochemistry, Pennsylvania State University

D. WAYNE SILBY
President, Secretary, and Director, Silby, Guffey & Co., Inc.
Co-Chair of the CWVF Board of Directors

TESSA TENNANT
Green and ethical investing Manager, National Provident Investment Managers Ltd.

MUHAMMAD YUNUS
Managing Director, Grameen Bank, Bangladesh
--------------------------------------------------------------------------------

Calvert Asset Management Company, Inc. serves as Advisor to the Funds.

Calvert Asset Management Company, Inc. ("CAMCO") is each Fund's investment advisor. CAMCO provides the Funds with investment supervision and management, administrative services and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Trustees/Directors who are employees of CAMCO or its affiliates. CAMCO may also assume and pay certain advertising and promotional expenses of the Funds and reserves the right to compensate broker/dealers in return for their promotional or administrative services.
--------------------------------------------------------------------------------

Calvert Group is one of the largest investment management firms in the Washington, D.C. area.

Calvert Group, Ltd., parent of CAMCO, each Fund's shareholder servicing agent, and distributor, is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of December 31, 1997, Calvert Group managed and administered assets of over $5 billion and more than 200,000 shareholder and depositor accounts.
--------------------------------------------------------------------------------

Portfolio Managers

CSIF Managed Growth Portfolio

The Managed Growth Portfolio is managed by multiple investment subadvisors. With the multi-manager approach, there will be several investment strategies in place at any given time in order to help the Portfolio pursue its investment objectives. The Managed Growth Portfolio may employ "growth managers," who generally concentrate on stocks that have demonstrated, or are expected to produce, earnings growth rates significantly greater than the market as a whole, as well as "value managers," who tend to make stock selections on the basis of perceived relative value as determined by a defined model in a bottom-up approach.
CAMCO manages the fixed-income portion of the Portfolio and has retained NCM Capital Management Group, Inc. ("NCM") and Brown Capital Management, Inc. ("Brown") as subadvisors for the equity portion of the Portfolio.
--------------------------------------------------------------------------------

CAMCO

CAMCO utilizes a team approach to the management of the fixed-income assets of the Managed Growth Portfolio. CAMCO has actively managed these assets since July 1995. Prior to this, the fixed-income assets were managed by US Trust as a Subadvisor with CAMCO providing oversight. Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the management of all Calvert portfolios for CAMCO. Mr. Martini has over 19 years of experience in the securities industry and has been the head of the asset management team since 1985.
--------------------------------------------------------------------------------

NCM Capital Management Group, Inc.

NCM Capital Management Group, Inc. has managed a part of the equity portion of the Managed Growth Portfolio since July 1, 1995. NCM was founded by Maceo K. Sloan in 1986 as a subsidiary of North Carolina Mutual Life Insurance Company, which was established by Mr. Sloan's ancestors in 1898 and is one of the oldest and largest minority-owned financial institutions in the country. NCM has been an employee-owned subsidiary of Sloan Financial Group since 1991. Maceo K. Sloan, CFA, FLMI, is the Chairman, President, Chief Executive Officer, and Chief Investment Officer. Sixty percent of Sloan Financial Group is co-owned by Mr. Sloan and Justin E. Beckett, who is Executive Vice President and a Director of NCM. NCM is one of the largest minority-owned investment management firms in the country, and provides products in equity, fixed income and balanced portfolio management. It is also one of the industry leaders in the employment and training of minority and women investment professionals.

NCM's portfolio management team consists of several members, headed by Maceo K. Sloan and Clifford D. Mpare. Maceo K. Sloan, CFA, FLMI, is Chairman, President, Chief Executive Officer, and Chief Investment Officer of the company. He received a BA from Morehouse College, and MBA from Georgia State University, and a JD from North Carolina Central University. He is a Chartered Financial Analyst and Fellow of the Life Management Institute. Mr. Sloan is a regular panelist on the PBS program Wall Street Week in Review and has been a panelist and chaired several conferences concerning investment opportunities in South Africa, such as the RCB International Seminar and the Pensions 2000 on South Africa.

Clifford D. Mpare, CFA, CMA, is Senior Vice President and Director of Investments. He received his BComm from St. Mary's University and an MBA from Dalhousie University. He is a Chartered Financial Analyst and a Certified Management Accountant.
--------------------------------------------------------------------------------

Brown Capital Management, Inc.

Brown Capital Management, Inc. of 809 Cathedral Street, Baltimore, Maryland, has managed part of the equity portion of the Managed Growth Portfolio since September 30, 1996. Brown Capital Management, Inc. believes that capital can be enhanced in times of opportunity and preserved in times of adversity without timing the market. The firm uses a bottom-up approach that incorporates growth-adjusted price earnings. Stocks purchased are generally undervalued and have momentum, have earnings-per-share growth rates greater than the market, are more profitable than the market, and have relatively low price-earnings ratios. The firm concentrates on mid-/large-cap growth stocks.

Asset management by Brown Capital Management, Inc. is by a team headed by Eddie
C. Brown. Eddie C. Brown, Portfolio Manager, is founder and President of Brown Capital Management. He has over 23 years of investment experience, having served as Vice President and Portfolio Manager for 10 years at T. Rowe Price Associates immediately prior to starting his own firm. Mr. Brown holds a BS in Electrical Engineering from Howard University, an MS in Business Administration from the Indiana University School of Business. He is a professionally-designated Chartered Financial Analyst and Chartered Investment Counselor, and an inductee into the "Wall Street Week Hall of Fame," and a member of The President's Roundtable.
--------------------------------------------------------------------------------

CSIF Bond Portfolio

CAMCO utilizes a team approach to the management of the fixed-income assets of the Bond Portfolio. CAMCO has actively managed these assets since March 1997. Prior to this, the fixed-income assets were managed by US Trust as a Subadvisor with CAMCO providing oversight. Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the management of all Calvert portfolios for CAMCO. Mr. Martini has over 19 years of experience in the securities industry and has been the head of the asset management team since 1985.
--------------------------------------------------------------------------------

CSIF Equity Portfolio

Loomis, Sayles & Company, L.P.

Loomis, Sayles & Company, L.P. is the Subadvisor to the Equity Portfolio. A private investment counsel firm founded in 1926, Loomis, Sayles is organized as a limited partnership, controlled by New England Mutual Life Insurance Company. The principal business address of Loomis, Sayles is One Financial Center, Boston, Massachusetts 02111.

Philip J. Schettewi, Managing Partner, Vice President, and Chief Portfolio Strategist of Loomis, Sayles & Company, L.P., is the portfolio manager for the Equity Portfolio. Mr. Schettewi is a Chartered Financial Analyst, and has 16 years experience in the investment business.
--------------------------------------------------------------------------------

CWVF International Equity Fund

Murray Johnstone International, Ltd.

Murray Johnstone International, Ltd. ("Murray Johnstone") is the Subadvisor to the CWVF International Equity Fund. Its principal business office in the US is 875 N. Michigan Avenue, Suite 3415, Chicago, Illinois 60611. CAMCO may manage the US dollar portion of the Fund's cash reserves. CAMCO will continuously monitor and evaluate the performance and investment style of the Subadvisor. The Subadvisor is a wholly-owned subsidiary of United Asset Management Company.

Andrew Preston, International Equity's Portfolio Manager, studied at Melbourne University in Australia and Ritsumeikan University in Japan prior to working for the Australian Department of Foreign Affairs. He joined Murray Johnstone in 1985, as an analyst in the UK and US departments, became Fund Manager in the Japanese Department, played a prominent role in the establishment and operation of Yamaichi-Murray Johnstone, and then began to support Murray Johnstone's growing US business.
--------------------------------------------------------------------------------

Calvert Social Investment Fund Advisory Fees

CAMCO receives a fee based on a percentage of CSIF's assets, and for the Managed Growth and Equity Portfolios only, a performance (+ or -) fee as well. From this, CAMCO pays the Subadvisors where applicable.

For its services during fiscal year 1997, CAMCO was entitled to and did receive, pursuant to the Investment Advisory Agreement, 0.50% of the Money Market Portfolio's average daily net assets. It also received 0.59% of the Bond Portfolio's, 0.55% of the Equity Portfolio's (after performance adjustment), and 0.60% of the Managed Growth Portfolio's (after performance adjustment) average daily net assets as investment advisory fees. With respect to the Bond Portfolio for the period March 1, 1997 to February 29, 2000, the Advisor has voluntarily agreed to limit its investment advisory fee to 0.55% of the Bond Portfolio's average daily net assets.

Investment selections for the fixed-income assets of the CSIFManaged Growth Portfolio are made by CAMCO. The Subadvisors make the investment selections for the remaining assets. Subadvisory fees are paid by CAMCO and are equal to a base fee of 0.25% of the Managed Growth Portfolio's average daily net assets, plus or minus a performance fee as set forth in the table above. Payment (or subtraction) of a Performance Fee is conditioned on (1) the performance of the Portfolio as a whole having exceeded (or trailed) The Lipper Balanced Fund Index ("Fund Index") during the Performance Period; and (2) payment of the Performance Fee not causing the Portfolio's performance to fall below the Fund Index.

The Investment Advisory Agreement between CSIF and CAMCO, with respect to the Managed Growth Portfolio, provides that CAMCO is entitled to a base annual fee ("Base Fee"), payable monthly, of 0.70% of the Portfolio's average daily net assets. CAMCO may earn (or have its base fee reduced by) a performance adjustment ("Performance Fee") based on the extent to which performance of the Managed Growth Portfolio exceeds or trails the Relevant Index. The Relevant Indices are as follows:

     CAMCO:    Lehman Aggregate Bond Index
     NCM:      Russell 3000
     Brown:    Standard & Poors 500 Stock Index

     Performance versus           Performance
     the Relevant Index           Fee Adjustment
--------------------------------------------------------------------------------
     6% to < 12%                  0.05%
     12% to < 18%                 0.10%
     18% or more                  0.15%

Loomis, Sayles makes investment selections for the Equity Portfolio. It receives a subadvisory fee from CAMCO equal to a base fee of 0.25% of the Equity Portfolio's average daily net assets, plus or minus a performance fee as set forth in the table above. Loomis, Sayles also receives a 0.05% fee, paid by CAMCO (not CSIF) for its assistance with the distribution of CSIF.

The Investment Advisory Agreement between CAMCO and CSIF, with respect to the Equity Portfolio, provides that CAMCO is entitled to a base annual fee, payable monthly, of 0.70% of the Portfolio's average daily net assets. CSIF pays a monthly performance fee of plus or minus 0.20%, based on the extent to which performance of the Equity Portfolio exceeds or trails the S&P's 500 Composite
Index:

     Performance versus           Performance
     the S&P's 500 Composite      Index Fee Adjustment
--------------------------------------------------------------------------------
     6% to < 12%                  0.07%
     12% to < 18%                 0.14%
     18% or more                  0.20%

Prior to March 1, 1997, US Trust made investment selections for the CSIF Bond Portfolio pursuant to an Investment Subadvisory Agreement with CAMCO. For fiscal 1997, CAMCO paid US Trust a fee of 0.20% of the assets of the Bond Portfolio.

CWVF International Equity Fund Advisory Fees

The Investment Advisory Agreement between CWVF International Equity Fund and CAMCO provides that CAMCO is entitled to an annual fee, payable monthly, of 1.00% of International Equity's average daily net assets. For the year ended September 30, 1997, CAMCO received fees of 1.00% of the average daily net assets. CAMCO may, in its discretion, defer its fees or assume International Equity's operating expenses. The Investment Advisory Agreement provides that CAMCO may later, to the extent permitted by law, recapture any fees it deferred, or expenses it assumed during the two prior years. During the 1997 fiscal year, CAMCO did not recapture fees.

The Investment Subadvisory Agreement between CAMCO and Murray Johnstone provides that Murray Johnstone is entitled to a subadvisory fee of 0.45% of CWVF International Equity Fund's average daily net assets it manages. Murray Johnstone's fee is paid by CAMCO, not CWVF. Murray Johnstone also receives a 0.05% fee, paid by CAMCO (not CWVF) for its assistance with the distribution of CWVF International Equity Fund.
--------------------------------------------------------------------------------

Calvert Distributors, Inc. serves as underwriter to market each Funds' shares.

Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for each Fund. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Funds' shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.
--------------------------------------------------------------------------------

Calvert Administrative Services Company provides administrative services for CWVF International Equity.

Calvert Administrative Services Company ("CASC"), an affiliate of CAMCO, provides certain administrative services to International Equity, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives an annual fee, payable monthly, from CWVF International Equity of 0.10% of its aggregate daily net assets, with a minimum fee of $40,000 per year.
--------------------------------------------------------------------------------

The transfer agent keeps your account records.

Calvert Shareholder Services, Inc. is the shareholder servicing agent for each Fund. National Financial Data Services, Inc. ("NFDS"), 1004 Baltimore, Kansas City, Missouri, 64105, is the transfer and dividend disbursing agent for each Fund.

--------------------------------------------------------------------------------
                                  SHAREHOLDER GUIDE
--------------------------------------------------------------------------------
                                  OPENING AN ACCOUNT
--------------------------------------------------------------------------------

You can buy shares of CSIFor CWVF in several ways which are described here and in the chart below.

An account application accompanies this prospectus. A completed and signed application is required for each new account you open, regardless of the method you choose for making your initial investment. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call your broker, or Calvert Group at 800-368-2748. Be sure to specify which Fund and class you wish to purchase.

To invest in any of Calvert's tax-deferred retirement plans, please call Calvert Group at 800-368-2748 to receive information and the required separate application.


Alternative Sales Options
CSIF Managed Growth, CSIF Bond, CSIF Equity, and CWVF International Equity each offer three classes of shares:

Class A Shares - Front-End Load Option


Class A shares are sold with a front-end sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed.


Class B Shares - Back-End Load Option

Class B shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge if they are redeemed within six calendar years after purchase (four years for CSIF Bond). Class B shares will automatically convert to Class A shares at the end of eight calendar years after purchase (six calendar years for CSIF Bond).

Class C shares - Level Load Option

Class C shares are sold without a front-end sales charge at the time of purchase. They are subject to a deferred sales charge if they are redeemed within one year after purchase.
--------------------------------------------------------------------------------

Class B and C shares have higher expenses.

Each Portfolio bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A, B and Class C shares pursuant to Rule 12b-1 under the 1940 Act. Payments under the Class A Distribution Plan are limited to 0.35% annually of the average daily net asset value of Class A shares, while payments under the Class B and C Distribution Plan are 1.00% of the average daily net asset value of Class B and C shares, respectively.
--------------------------------------------------------------------------------

Considerations for deciding which class of shares to buy.

Income distributions for Class A shares will probably be higher than those for Class B and C shares, as a result of the distribution expenses described above. (See also "Yield and Total Return.") You should consider Class A shares if you qualify for a reduced sales charge under Class A or if you plan to hold the shares for several years. The Portfolio will not normally accept any purchase of Class B shares in the amount of $250,000 or more. Class C shares are not available for investments of $1 million or more. Brokers or others may receive different levels of compensation depending on which class of shares they sell.
--------------------------------------------------------------------------------

Class A Shares - CSIF Managed Growth, CSIF Equity, and CWVF International Equity Portfolios

Class A shares are offered at net asset value plus a front-end sales charge as follows:


                                                                As a % of         Allowed to       Amount of       As a % of net
Amount of                               Brokers as a % of
Investment                                offering price        invested        offering price
---------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                            4.75%               4.99%               4.00%
$50,000 but less than $100,000               3.75%               3.90%               3.00%
$100,000 but less than $250,000              2.75%               2.83%               2.25%
$250,000 but less than $500,000              1.75%               1.78%               1.25%


$500,000 but less than $1,000,000            1.00%               1.01%               0.80%
$1,000,000 and over                          0.00%               0.00%               0.00%*


CSIF Bond Portfolio
Class A shares are offered at net asset value plus a front-end sales charge as follows:

                                                                As a % of         Allowed to       Amount of       As a % of net
Amount of                               Brokers as a % of
Investment                                offering price        invested        offering price
---------------------------------------------------------------------------------------------------------------------------------
Investment                                   offering price      invested            offering price
Less than $50,000                            3.75%               3.90%               3.00%
$50,000 but less than $100,000               3.00%               3.09%               2.25%
$100,000 but less than $250,000              2.25%               2.30%               1.75%
$250,000 but less than $500,000              1.75%               1.78%               1.25%
$500,000 but less than $1,000,000            1.00%               1.01%               0.80%
$1,000,000 and over                          0.00%               0.00%               0.00%*

*CDI may pay the dealer a finder's fee of up to 0.50% (0.25% for CSIF Bond) of the amount of purchase on purchases of over $1 million. If paid, CDI reserves the right to recoup any portion of the amount paid to the dealer if the investor redeems some or all shares within twelve months of the time of purchase.
--------------------------------------------------------------------------------

CSIF Managed Growth, Bond and Equity Portfolios, and CWVF International Equity:

Front-end sales charges on shares may be reduced or eliminated in certain cases. See Exhibit A to this prospectus.

The sales charge is paid to CDI, which in turn normally reallows a portion to your broker/dealer. Upon written notice to brokers with whom it has dealer agreements, CDI may reallow up to the full applicable sales charge. Brokers to whom 90% or more of the entire sales charge is reallowed may be deemed to be underwriters under the Securities Act of 1933.

In addition to any sales charge reallowance, your broker/dealer, or other financial service firm through which your account is held, currently will be paid periodic service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares held in accounts maintained by that firm.
--------------------------------------------------------------------------------

Class A Distribution Plan

CSIFand CWVF have adopted a Distribution Plan with respect to Class A shares (the "Class A Distribution Plan"), which provides for payments at a maximum annual rate of 0.35% (0.25% for the CSIF Money Market Portfolio) of the average daily net asset value of Class A shares, to pay expenses associated with the distribution and servicing of Class A shares. Amounts paid by the Funds to CDI under the Class A Distribution Plan are used to pay to brokers and others, including CDI salespersons who service accounts, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares, and to pay CDI for its marketing and distribution expenses, including, but not limited to, preparation of advertising and sales literature and the printing and mailing of prospectuses to prospective investors. For the fiscal year ended September 30, 1997, the Managed Growth, Bond, and Equity Portfolios of CSIF paid Class A Distribution Plan expenses of 0.24%, 0.20%, and 0.23% of average net assets, respectively. CSIF Money Market Portfolio did not pay any Distribution Plan expenses in fiscal 1997. For the same period, CWVF International Equity paid Class A Distribution Plan expenses of 0.25% of average net assets.

Class B Shares
Class B shares are offered at net asset value, without a front-end sales charge. With certain exceptions, the Portfolio will impose a deferred sales charge at the time of redemption as follows:

                                 Contingent Deferred Sales
                                 Charge As A Percentage of      Redemption During    Net Asset Value At
Redemption
------------------------------------------------------------------------------------------------------------------
                                   CSIF Managed Growth,Equity
                                    and CWVF International          CSIFBond
------------------------------------------------------------------------------------------------------------------
1st year since purchase                      5%                       4%
2nd year since purchase                      4%                       3%
3rd year since purchase                      4%                       2%
4th year since purchase                      3%                       1%
5th year since purchase                      2%                       None
6th year since purchase                      1%                       None
7th year since purchase and thereafter       None                     None

If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by CDI. See "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges" below.

Class B shares that have been outstanding for eight calendar years (six years for CSIF Bond Portfolio) will automatically convert to Class A shares, which are subject to a lower Distribution Plan charge, without imposition of a front-end sales charge or exchange fee. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Because the net asset value per share of the Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or less Class A shares than the number of Class B shares converted. Under current law, it is the Advisor's opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Trustees will consider what action, if any, is appropriate and in the best interests of the Class B shareholders.
--------------------------------------------------------------------------------

Class B Distribution Plan
CSIF and CWVF have adopted a Distribution Plan with respect to Class B shares (the "Class B Distribution Plan"), which provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class B shares, to pay expenses of the distribution of Class B shares. Amounts paid by the Funds under the Class B Distribution Plan are currently used by CDI to pay others (1) a commission at the time of purchase of up to 4% of the value of each share sold; and/or (2) service fees at an annual rate of 0.25% of the average daily net asset value of shares sold by such others, beginning in the 13th month after purchase.
--------------------------------------------------------------------------------

Class C Shares
Class C shares are not available through all brokers. Class C shares are offered at net asset value, without a front-end sales charge. With certain exceptions, CSIFand CWVF may impose a deferred sales charge of 1.00% on shares redeemed during the first year after purchase. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by CDI. See "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges" below.
--------------------------------------------------------------------------------

Class C Distribution Plan
CSIF and CWVF have adopted a Distribution Plan with respect to Class C shares (the "Class C Distribution Plan"), which provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class C shares, to pay expenses of the distribution and servicing of Class C shares. Amounts paid by each Fund under the Class C Distribution Plan are currently used by CDI to pay brokers and other selling firms (1) a commission at the time of purchase of 1.00% of the value of each share sold, and (2) beginning in the 13th month after purchase, quarterly compensation at an annual rate of up to 0.75%, plus a service fee as described above under "Class A Distribution Plan," of up to 0.25%, of the average daily net asset value of each share sold by such others. For the 1997 fiscal year, the Class C Distribution Plan expenses for CSIF Managed Growth and Equity Portfolios and CWVF International Equity were 1.00% of average net assets for each.
--------------------------------------------------------------------------------

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges

Class B and Class C shares that are redeemed will not be subject to a contingent deferred charge to the extent that the value of such shares represents (1) reinvestment of dividends or capital gains distributions, (2) shares held more than six years (more than four years for CSIF Bond Class B; more than one year for Class C for all funds) or (3) capital appreciation of shares redeemed. Any contingent deferred sales charge is imposed on the net asset value of the shares at the time of redemption or purchase, whichever is lower. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

The contingent deferred sales charge on Class B Shares will be waived in the following circumstances: (1) redemption upon the death or disability of the shareholder, plan participant, or beneficiary ("disability" shall mean a total disability as evidenced by a determination by the federal Social Security Administration); (2) minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older (with the maximum amount subject to this waiver being based only upon the shareholder's Calvert retirement accounts); (3) return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), or 402(g)(2), or 401(m)(6) of the Internal
Revenue Code; (4) involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees; (5) a single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance (minimum account balance $50,000 to establish).
--------------------------------------------------------------------------------

Arrangements with Broker/Dealers and Others

CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Funds and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker's registered representatives, advertising or equipment, or to defray the expenses of sales contests. All such payments will be in compliance with NASD rules. CDI will offer a full reallowance of the Class A sales charge on CWVF International Equity to The Advisors Group, on sales from April 1 through August 31, 1998.



                                      HOW TO BUY SHARES
                    (BE SURE TO SPECIFY WHICH CLASS YOU ARE BUYING)
------------------------------------------------------------------------------------------
METHOD              NEW ACCOUNTS                            ADDITIONAL INVESTMENTS
------------------------------------------------------------------------------------------
BY MAIL             $2,000 minimum (CWVF)                   $250 minimum
                    $1,000 minimum (CSIF)

                    Please make your check payable          Please make your check payable
                    to the Fund and mail it                 to the Fund and mail it
                    with your application to:               with your investment slip to:

                    Calvert Group                           Calvert Group
                    P.O. Box 419544                         P.O. Box 419739
                    Kansas City, MO 64141-6544              Kansas City, MO 64141-6739
------------------------------------------------------------------------------------------

BY REGISTERED,      Calvert Group                           Calvert Group
CERTIFIED, OR       c/o NFDS, 6th Floor                     c/o NFDS, 6th Floor
OVERNIGHT MAIL      1004 Baltimore                          1004 Baltimore
                    Kansas City, MO 64105-1807              Kansas City, MO 64105-1807
------------------------------------------------------------------------------------------

THROUGH YOUR        $2,000 minimum (CWVF)                   $250 minimum
FINANCIAL PROFESSIONAL                                      $1,000 minimum (CSIF)
------------------------------------------------------------------------------------------

AT THE CALVERT      Visit the Calvert Branch Office to make investments by check.
OFFICE              See the back cover page for the address.
------------------------------------------------------------------------------------------

              FOR ALL OPTIONS BELOW, PLEASE CALL YOUR FINANCIAL PROFESSIONAL
                           OR CALVERT GROUP AT 800-368-2745
------------------------------------------------------------------------------------------

BY EXCHANGE         $2,000 minimum (CWVF)                   $250 minimum
(FROM YOUR          $1,000 minimum (CSIF)
ACCOUNT IN          When opening an account by exchange, your new account must
ANOTHER CALVERT     be established with the same name(s), address and taxpayer
GROUP FUND)         identification number as your existing Calvert account.

--------------------------------------------------------------------------------
BY BANK WIRE        $2,000 minimum (CWVF)                   $250 minimum
                    $1,000 minimum (CSIF)

--------------------------------------------------------------------------------
BY CALVERT MONEY    Not Available                           $50 minimum
CONTROLLER*         for Initial Investment


*Please allow sufficient time for Calvert Group to process your initial request for this service, normally 10 business days. The maximum transaction amount is $300,000, and your purchase request must be received by 4:00 p.m. Eastern time.

NET ASSET VALUE
--------------------------------------------------------------------------------
CSIF Money Market Portfolio shares are sold without a sales charge.

Money Market Portfolio: The price of one share is its "net asset value," or "NAV." NAV is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The securities are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1.00 per share.
--------------------------------------------------------------------------------

CSIF Managed Growth, Bond, and Equity Portfolios, and CWVF International Equity
Fund: Net asset value, or "NAV" refers to the worth of one share. NAV is computed by adding the value of all portfolio holdings, plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding. For Portfolios with more than one class of shares, the NAVs of each class will vary daily depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If quotations are not available, securities are valued by a method that the particular Fund's Board of Trustees/Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). Each Fund is open for business each day the New York Stock Exchange is open. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000 of a share). The CSIF Money Market Portfolio may send monthly statements in lieu of immediate confirmations of purchases and redemptions.

--------------------------------------------------------------------------------
                          WHEN YOUR ACCOUNT WILL BE CREDITED
--------------------------------------------------------------------------------

Before you buy shares, please read the following information to make sure your investment is accepted and credited properly.

All of your purchases must be made in US dollars and checks must be drawn on US banks. No cash will be accepted. The Funds reserve the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check is not paid, your purchase will be canceled and you will be charged a $10 fee plus costs incurred by the Funds. When you purchase by check or with Calvert Money Controller, those funds will be on hold for up to 10 business days from the date of receipt. During that period, the proceeds of redemptions against those funds will be held until the transfer agent is reasonably satisfied that the purchase payment has been collected. Drafts written on the CSIF Money Market Portfolio against such funds will be returned for uncollected funds. To avoid this collection period, you can wire federal funds from your bank, which may charge you a fee. As a convenience, check purchases can be received at Calvert's offices for overnight mail delivery to the transfer agent and will be credited the next business day, or upon receipt. Any check purchase received without an investment slip may cause delayed crediting.
--------------------------------------------------------------------------------

CSIF Money Market Portfolio

Your purchase will be processed at the net asset value calculated after your order is received and accepted. If your wire purchase is received by 5:00 p.m. Eastern time, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are processed to the account. CSIF Managed Growth, Bond, and Equity Portfolios and CWVF International Equity

Your purchase will be processed at the next offering price based on the next net asset value calculated for the applicable shares after your order is received and accepted.

Certain financial institutions or broker/dealers which have entered into a sales agreement with the Distributor may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a certain number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution could be held liable for resulting fees or losses.

--------------------------------------------------------------------------------
                                      EXCHANGES
--------------------------------------------------------------------------------

Each exchange represents the sale of shares of one Portfolio and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on the transaction.

If your investment goals change, the Calvert Group of Funds has a variety of investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other Calvert Group Funds in order to respond to changes in your goals or in market conditions. Before you make an exchange from a Fund or Portfolio, please note the following:

- Call your broker or a Calvert representative for information and a prospectus for any of Calvert's other Funds registered in your state. Read the prospectus of the Fund or Portfolio into which you want to exchange for relevant information, including class offerings.

- Complete and sign an application for an account in that Fund or Portfolio, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

- You may exchange shares on which you have already paid a sales charge at Calvert Group and shares acquired by reinvestment of dividends or distributions into another fund at no additional charge. Shares may only be exchanged for shares of the same class of another Calvert Group Fund.

- No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

- Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same Portfolio during any 6-month period will be given written notice that they may be prohibited from making additional investments. This policy does not prohibit a shareholder from redeeming shares of any Fund, and does not apply to trades solely among money market funds.

- The Funds reserve the right to terminate or modify the exchange privilege in the future upon 60 days' written notice.

--------------------------------------------------------------------------------
                             OTHER CALVERT GROUP SERVICES
--------------------------------------------------------------------------------

Calvert Information Network
24 hour yield and prices.

Calvert has round-the-clock telephone service and a website at http://www.calvertgroup.com that lets existing customers obtain prices, yields, account balances, and, by telephone only, authorize certain transactions.

Calvert Money Controller
Calvert Money Controller eliminates the delay of mailing a check or the expense of wiring funds. You can request this free service on your application.

This service allows you to authorize electronic transfers of money to purchase or sell shares. You use Calvert Money Controller like an "electronic check" to move money ($50 to $300,000) between your bank account and your Calvert Group account with one phone call. Allow one or two business days after the call for the transfer to take place; for money recently invested, allow normal check clearing time (up to 10 business days) before redemption proceeds are sent to your bank.

You may also arrange systematic monthly or quarterly investments (minimum $50) into your Calvert Group account. After you give us proper authorization, your bank account will be debited to purchase shares. A debit entry will appear on your bank statement. If you would like to make arrangements for systematic monthly or quarterly redemptions from your Calvert Group account, call your broker or Calvert for more information.
--------------------------------------------------------------------------------

Telephone Transactions
Calvert may record all telephone calls.

If you have telephone transaction privileges, you may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone. You automatically have telephone privileges unless you elect otherwise. The Funds, the transfer agent, the shareholder servicing agent, and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.
--------------------------------------------------------------------------------

Optional Services
Complete the account application for the easiest way to establish services.

The easiest way to establish optional services on your Calvert Group account is to select the options you desire when you complete your account application. If you wish to add other options later, you may have to provide us with additional information and a signature guarantee. Please call your broker or Calvert Investor Relations at 800-368-2745 for further assistance. For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature, and may be obtained from any bank, savings and loan association, credit union, trust company, broker/dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public.
--------------------------------------------------------------------------------

Householding of General Mailings
Householding reduces expenses while saving paper and postage expense.

If you have multiple accounts with Calvert, you may receive combined mailings of some shareholder information, such as statements, confirmations, prospectuses, semi-annual and annual reports. Please contact Calvert Investor Relations at 800-368-2745 to receive additional copies of information.
--------------------------------------------------------------------------------

Special Services and Charges
The Funds pay for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services. If you are purchasing shares of a Fund through a program of services offered by a broker/dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features may be modified in these programs, and administrative charges may be imposed by the broker/dealer or financial institution for the services rendered.
--------------------------------------------------------------------------------

Tax-Saving Retirement Plans
Contact Calvert Group for complete information kits discussing the plans, and their benefits, provisions and fees.

Calvert Group can set up your new account under one of several tax-deferred plans. These plans let you invest for retirement and shelter your investment income from current taxes. Minimums may differ from those listed in the "How to Buy Shares" chart. Also, reduced sales charges may apply. See "Exhibit A - Reduced Sales Charges."

- Traditional and Roth individual retirement accounts (IRAs): available to anyone who has earned income. You may also be able to make investments in the name of your spouse, if your spouse has no earned income.

- Qualified Profit-Sharing and Money Purchase Plans (including 401(k) Plans): available to self-employed people and their partners, corporations and their employees, and certain tax-exempt organizations.

- Simple IRAs and Simplified Employee Pension Plan (SEP-IRA): available to self-employed people and their partners, or to corporations.

- 403(b)(7) Custodial Accounts: available to employees of most non-profit organizations and public schools and universities.

--------------------------------------------------------------------------------
                                 SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next net asset value calculated after your redemption request is received (less any applicable CDSC). See below for specific requirements necessary to make sure your redemption request is acceptable. Remember that the Funds may hold payment on the redemption of your shares until reasonably satisfied that investments made by check or by Calvert Money Controller have been collected (normally up to 10 business days).

Redemption Requirements To Remember
To ensure acceptance of your redemption request, please follow the procedures described here and below.

Once your shares are redeemed, the proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Funds, it may take up to seven (7) days. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.
--------------------------------------------------------------------------------

CSIF Money Market Portfolio

If you sell shares by telephone or written request, you will receive dividends through the date the request is received and processed. If you write a draft to sell shares, the shares will earn dividends until the draft is presented to the Portfolio to be paid.
Minimum account balance is $1,000 per Portfolio.

Please maintain a balance in each of your accounts of at least $1,000. If the balance in your CSIF Money Market account falls below the $1,000 minimum during a month, a $3 fee will be charged to your account. This fee is paid to the portfolio to offset the generally higher costs of small dollar accounts. Accounts in other portfolios which have a balance of less than $1,000 may be closed and the proceeds mailed to the address of record. You will be given a notice that your account is below the minimum and closed after 30 days if the balance is not brought up to the required minimum amount.

--------------------------------------------------------------------------------
                               HOW TO SELL YOUR SHARES
--------------------------------------------------------------------------------

Draftwriting (CSIF Money Market Portfolio only)

You may redeem shares in your CSIF Money Market Portfolio account by writing a draft for at least $250. If you complete and return the signature card for Draftwriting, the Portfolio will mail bank drafts to you, printed with your name and address. Generally, there is no charge to you for the maintenance of this service or the clearance of drafts, but CSIF Money Market will charge a service fee for drafts returned for insufficient funds. CSIF Money Market will charge $25 for any stop payment on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.
--------------------------------------------------------------------------------

By Mail To:  Calvert Group P.O. Box 419544 Kansas City, MO 64141-6544.

You may redeem available shares from your account at any time by sending a letter of instruction, including your name, account and Portfolio number, the number of shares or dollar amount, and where you want the money to be sent. Additional requirements, below, may apply to your account. The letter of instruction must be signed by all required authorized signers. If you want the money to be wired to a bank not previously authorized, a voided bank check must be enclosed with your letter. To add instructions to wire to a destination not previously established, or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.
--------------------------------------------------------------------------------

Type of Registration     Requirements
--------------------------------------------------------------------------------
Corporations,            Letter of instruction and corporate resolution, signed
Associations             by person(s)authorized to act on the account,
                         accompanied by signature guarantee(s).

Trusts Letter of instruction signed by the Trustee(s) (as Trustees), with a signature guarantee. (If the Trustee's name is not registered on your account, provide a copy of the trust document, certified within the last 60 days.)
--------------------------------------------------------------------------------

By Telephone

Please call 800-368-2745. You may redeem shares from your account by telephone and have your money mailed to your address of record or wired to a bank you have previously authorized. A charge of $5 is imposed on wire transfers of less than $1,000. See "Telephone Transactions."

Calvert Money Controller - Automatic Investment Plan
Please allow sufficient time for Calvert Group to process your initial request for this service (normally 10 business days). You may also authorize automatic fixed amount redemptions by Calvert Money Controller. All requests must be received by 4:00 p.m. (Eastern time). Accounts cannot be closed by this service. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Calvert Money Controller will be subject to the Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

Exchange to Another Calvert Group Fund

You must meet the minimum investment requirement of the other Calvert Group Fund or Portfolio. You can only exchange between accounts with identical names, addresses and taxpayer identification number, unless previously authorized with a signature-guaranteed letter.
--------------------------------------------------------------------------------

Systematic Check Redemptions

If you maintain an account with $10,000 or more, you may have up to two (2) redemption checks sent to you on the 15th of each month, simply by sending a letter with all the information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

Through your Broker

If your account is held in your broker's name ("street name"), you should contact your broker directly to transfer, exchange or redeem shares.

--------------------------------------------------------------------------------
                                 DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

Each year, the Funds distribute substantially all of the net investment income to shareholders.

Dividends from CSIF Money Market Portfolio's net investment income are accrued daily and paid monthly. The CSIF Managed Growth Portfolio pays dividends quarterly, CSIF Bond Portfolio pays dividends monthly, and CSIF Equity Portfolio andCWVF International Equity Fund pay dividends annually. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments are anticipated to be generally higher for Class A shares.
--------------------------------------------------------------------------------

Dividend payment options (available monthly or quarterly)

Dividends and any distributions are automatically reinvested in the same Portfolio at net asset value (no sales charge), unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Group Fund or Portfolio may be automatically invested in an identically registered account with the same account number in any other Calvert Group Fund at net asset value. If reinvested in the same Fund account, new shares will be purchased at net asset value on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.
--------------------------------------------------------------------------------

"Buying a Dividend"

At the time of purchase, the share price of each class of CSIFManaged Growth, Bond, and Equity Portfolios and CWVF International Equity Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.
--------------------------------------------------------------------------------

Federal Taxes

In January, each Portfolio will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.
--------------------------------------------------------------------------------

CSIF Managed Growth, Bond, and Equity Portfolios and CWVFInternational Equity

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Portfolios will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.
--------------------------------------------------------------------------------

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.
--------------------------------------------------------------------------------

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

                                      EXHIBIT A
                         REDUCED SALES CHARGES (CLASS A ONLY)
--------------------------------------------------------------------------------
You may qualify for a reduced sales charge through several purchase plans available. You must notify the Funds at the time of purchase to take advantage of the reduced sales charge.

Right of Accumulation
The sales charge breakpoints are calculated by taking into account not only the dollar amount of a new purchase of shares, but also the higher of cost or current value of shares previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase.
--------------------------------------------------------------------------------

Letter of Intent
If you plan to purchase $50,000 or more of Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.
--------------------------------------------------------------------------------

Group Purchases
If you are a member of a qualified group, you may purchase shares at the reduced sales charge applicable to the group taken as a whole. The sales charge is calculated by taking into account not only the dollar amount of the shares you purchase, but also the higher of cost or current value of shares previously purchased and currently held by other members of your group.

A "qualified group" is one which:
1.   has been in existence for more than six months,
2.   has a purpose other than acquiring shares at a discount, and
3. satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers.

Pension plans may not qualify participants for group purchases; however, such plans may qualify for reduced sales charges under a separate provision (see below). Members of a group are not eligible for a Letter of Intent.
--------------------------------------------------------------------------------

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)
There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the I.R.C. of 1986, as amended, or for a plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase a) Calvert Group has been notified in writing that the 403(b), or 401(k) plan has at least 200 eligible employees and is not sponsored by a K-12 school district; or b) the cost or current value of shares a 401(k) plan has in Calvert Group of Funds (except money market funds) is at least $1 million.

Neither the Funds, nor CDI, nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to:
Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.
--------------------------------------------------------------------------------

Other Circumstances
There is no sales charge on shares of any fund or portfolio of the Calvert Group of Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Group of Funds, employees of Calvert Group, Ltd. and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for the Calvert Group of Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) Purchases made through a Registered Investment Advisor, (iv) Trust departments of banks or savings institutions for trust clients of such bank or institution, (v) Purchases through a broker maintaining an omnibus account with the fund or portfolio, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or
(c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in Section 401(a) or Section 403(b) of the I.R.C., and "rabbi trusts."
--------------------------------------------------------------------------------

Established Accounts
Shares of the CSIF Managed Growth Portfolio may be sold at net asset value to you if your account was established on or before July 17, 1986.
--------------------------------------------------------------------------------

Dividends and Capital Gain Distributions from other Calvert Group Funds
You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in another account with no additional sales charge.
--------------------------------------------------------------------------------

Purchases made at net asset value ("NAV")
Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another fund at no additional sales charge.
--------------------------------------------------------------------------------

Reinstatement Privilege
If you redeem shares and then within 30 days decide to reinvest in the same Fund or Portfolio, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Funds reserve the right to modify or eliminate this privilege.

                                     Prospectus
                      January 31, 1998, Revised March 31, 1998


                           CALVERT SOCIAL INVESTMENT FUND
                         CALVERT INTERNATIONAL EQUITY FUND


                                To Open an Account:
                                    800-368-2748

                              Performance and Prices:
                            Calvert Information Network
                              24 hours, 7 days a week
                                    800-368-2745

                           Service for Existing Account:
                             Shareholders  800-368-2745
                               Brokers  800-368-2746

                             TDD for Hearing-Impaired:
                                    800-541-1524

                                   Branch Office:
                               4550 Montgomery Avenue
                                    Suite 1000N
                              Bethesda, Maryland 20814

                              Registered, Certified or
                                  Overnight Mail:
                                   Calvert Group
                                c/o NFDS, 6th Floor
                                   1004 Baltimore
                               Kansas City, MO 64105

                               Calvert Group Website
                            http://www.calvertgroup.com

                               Principal Underwriter
                             Calvert Distributors, Inc.
                               4550 Montgomery Avenue
                                    Suite 1000N
                              Bethesda, Maryland 20814

                           CALVERT SOCIAL INVESTMENT FUND
             (MANAGED GROWTH, BOND, EQUITY AND MONEY MARKET PORTFOLIOS)

                        STATEMENT OF ADDITIONAL INFORMATION
                                   MARCH 31, 1998



INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICE                       TRANSFER AGENT
Calvert Shareholder Services, Inc.        National Financial Data Services, Inc.
4550 Montgomery Avenue                    1004 Baltimore
Suite 1000N                               6th Floor
Bethesda, Maryland 20814                  Kansas City, Missouri 64105

PRINCIPAL UNDERWRITER                     INDEPENDENT ACCOUNTANTS
Calvert Distributors, Inc.                Coopers & Lybrand, L.L.P.
4550 Montgomery Avenue                    250 West Pratt Street
Suite 1000N                               Baltimore, Maryland 21201
Bethesda, Maryland 20814



                                  TABLE OF CONTENTS

          Investment Objectives and Policies                           1
          Investment Restrictions                                      7
          Investment Selection Process                                 8
          Dividends and Taxes                                          9
          Net Asset Value                                             10
          Calculation of Yield and Total Return                       12
          Purchase and Redemption of Shares                           14
          Reduced Sales Charges (Class A)                             15
          Advertising                                                 15
          Trustees, Officers and Advisory Council                     16
          Investment Advisor                                          18
          Method of Distribution                                      19
          Transfer and Shareholder Servicing Agents                   20
          Portfolio Transactions                                      21
          Independent Accountants and Custodians                      21
          General Information                                         22
          Financial Statements                                        22
          Control Persons and Principal Holders of Securities         22
          Appendix                                                    22

STATEMENT OF ADDITIONAL INFORMATION--Mach 31, 1998

                           CALVERT SOCIAL INVESTMENT FUND
                  4550 Montgomery Avenue, Bethesda, Maryland 20814

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     New Account    (800) 368-2748      Shareholder
     Information:   (301) 951-4820      Services:           (800) 368-2745
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     Broker         (800) 368-2746      TDD for the Hearing-
     Services:      (301) 951-4850      Impaired:           (800) 541-1524
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     This Statement of Additional Information ("SAI") is not a prospectus.
Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated March 31, 1998, which may be obtained free of charge by writing the Fund at the above address or calling the Fund.

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                          INVESTMENT OBJECTIVES AND POLICIES
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     Calvert Social Investment Fund (the "Fund") is designed to provide opportunities for individual and institutional investors, including ERISA fiduciaries, seeking growth of capital or current income through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business. The Fund offers investors a choice of five separate portfolios selected with a concern for the social impact of each investment: the Money Market Portfolio, the Managed Growth Portfolio, the Equity Portfolio, the Bond Portfolio, to which this SAI applies and the Managed Index Portfolio, which has a separate SAI.

     The Money Market Portfolio seeks to provide the highest level of current income, consistent with liquidity, safety and stability, through investment in money market instruments, including securities issued or guaranteed by agencies of the U.S. Government and repurchase agreements with banks and brokers secured by such instruments, selected in accordance with the Fund's investment and social criteria. The Money Market Portfolio is designed for short-term cash management and for investors needing stability of principal. The Money Market Portfolio seeks to maintain a constant net asset value of $1.00 per share. Shares of the Money Market Portfolio are sold at their net asset value per share which is not subject to a sales charge.

     The Managed Growth Portfolio seeks to achieve a total return above the rate of inflation through an actively managed, diversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity without extreme risk-taking and which best satisfy the investment and social concern criteria established by the Fund. It is the Managed Growth Portfolio's investment philosophy that long-term favorable investment performance is provided by companies which combine sound business policies and circumstances with social and ethical values.

     The Equity Portfolio seeks growth of capital through investment in the equity securities of issuers within industries perceived to offer opportunities for potential capital appreciation and which satisfy the Fund's investment and social criteria. It is the philosophy of the Equity Portfolio that favorable investment performance is provided by companies which combine sound business policies and circumstances with social and ethical values.

     The Bond Portfolio seeks to provide as high a level of current income as is believed to be consistent with prudent investment risk, through investment in bonds and other straight debt securities, selected pursuant to the Fund's investment and social criteria. An additional objective is to seek preservation of shareholders' capital. It is the philosophy of the Bond Portfolio that favorable investment performance is provided by companies which combine sound business policies and circumstances with social and ethical values.

     There can be, of course, no assurance that the Fund will be successful in meeting its investment objective or that the Money Market Portfolio will maintain a constant net asset value of $1.00 per share.

FOREIGN SECURITIES
     Each Portfolio may invest up to 25% of its assets in the securities of foreign issuers. The Money Market Portfolio may purchase only high quality, U.S. dollar-denominated instruments. Investments in foreign securities may present risks not typically involved in domestic investments.

     Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars.

     United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors. While such taxes or restrictions are not presently in effect, they may be reinstituted from time to time as a means of fostering a favorable United States balance of payments. In addition, foreign countries may impose withholding and taxes on dividends and interest.

     Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

     The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

     Second, when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the Fund enters into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Fund does not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

FOREIGN MONEY MARKET INSTRUMENTS
     The Money Market Portfolio may invest without limitation in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. It is an operating (i.e., non-fundamental) policy of the Fund that the Money Market Portfolio may invest only in foreign money market instruments if they are of comparable quality to the obligations of domestic banks. Although these instruments are not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See "Foreign Securities" above.

PRIVATE PLACEMENTS AND ILLIQUID SECURITIES
     Due to the particular social objective of the Fund, opportunities may exist to promote especially promising approaches to social goals through privately placed investments. The private placement investments undertaken by the Fund, if any, may be subject to a high degree of risk. Such investments may involve relatively small and untried enterprises that have been selected in the first instance because of some attractive social objectives or policies. The

Investment Advisors seek to structure the Fund's investments to provide the greatest assurance of attaining the intended investment return. It is an operating policy of the Fund that no private placements shall be acquired for a Portfolio until the value of that Portfolio's investments exceeds $20 million.

     Many private placement investments have no readily available market and may therefore be considered illiquid. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 may be determined by the Board of Trustees to be liquid. The Board may delegate such determinations of liquidity to the Advisor, pursuant to guidelines and oversight by the Board. Fund investments in private placements and other securities for which market quotations are not readily available are valued at fair market value as determined by the Advisor under the direction and control of the Board.

REPURCHASE AGREEMENTS
     The Fund may purchase debt securities subject to repurchase agreements which are arrangements under which the Fund buys a security and the seller simultaneously agrees to repurchase the security at a specified time and price reflecting a market rate of interest. The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Trustees. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

REVERSE REPURCHASE AGREEMENTS
     The Fund may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Portfolios will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

     During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

     The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Trustees. In addition, the Portfolio bears the risk that the market value of the securities sold by the Portfolio may decline below the agreed-upon repurchase price, in which case the dealer may request the Portfolio to post additional collateral.

NON-INVESTMENT GRADE DEBT SECURITIES
     The Managed Growth, Bond and Equity Portfolios may invest in lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, commonly known as "junk bonds"), subject to the Fund's investment policy which provides that they may not invest more than 20% of their respective assets in securities rated below B by either rating service, or in unrated securities determined by the Advisor to be comparable to securities rated below B by either rating service. These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

     The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy.

     When purchasing high-yielding securities, rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

OPTIONS AND FUTURES CONTRACTS
     The Managed Growth, Bond and Equity Portfolios may, in pursuit of their respective investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities which meet the Fund's social criteria, and employ a variety of other investment techniques. Specifically, these Portfolios may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.

     These Portfolios may engage in such transactions only to hedge the existing positions in the respective Portfolios. They will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

     Each of these Portfolios may purchase a put or call option on securities (including a straddle or spread) only if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Portfolio, does not exceed 5% of the Portfolio's total assets. Further, as an operating policy, which may be changed without shareholder approval, none of the Portfolios intends to enter into futures contracts or options on futures contracts if the aggregate initial margin and premiums required to establish these positions would exceed 5% of the Portfolio's net assets. These Portfolios may write "covered options" on securities in standard contracts traded on national securities exchanges. These Portfolios may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

PUT AND CALL OPTIONS. These Portfolios may purchase put and call options, in standard contracts traded on national securities exchanges, on securities of issuers which meet the Fund's social criteria. These Portfolios will purchase such options only to hedge against changes in the value of securities the Portfolios hold and not for the purposes of speculation or leverage. By buying a put, a Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

     These Portfolios may purchase call options on securities which they may intend to purchase and which meet the Fund's social criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

COVERED OPTIONS. These Portfolios may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. This means that, in the case of call options, so long as a Portfolio is obligated as the writer of a call option, that Portfolio will own the underlying security subject to the option and, in the case of put options, that Portfolio will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

     When a Portfolio writes a covered call option, the Portfolio gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Portfolio receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Portfolio and thus reduce declines in the net asset value per share of the Portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Portfolio to forego future appreciation of the securities covered by the option.

     When a Portfolio writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.

     These Portfolios may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund and the affected Portfolio. The Portfolio's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the portfolio has not entered into a closing purchase transaction.

     RISKS RELATED TO OPTIONS TRANSACTIONS. The Portfolios can close out their respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although these Portfolios intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Portfolios from closing an options position, which could impair the Portfolios' ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Portfolio may be required to hold the securities underlying the option until the option expires or is exercised.

FUTURES TRANSACTIONS. These Portfolios may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Portfolios. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

     A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Portfolio being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.

     These Portfolios may only invest in futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying a futures contract may not necessarily meet the Fund's social criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

     Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Portfolios are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Portfolios may invest in futures contracts under specified conditions without registering with the CFTC. Among these conditions are requirements that to the extent that a Portfolio enters into future contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

OPTIONS ON FUTURES CONTRACTS. These Portfolios may purchase and write put or call options and sell call options on futures contracts in which a Portfolio could otherwise invest and which are traded on a U.S. exchange or board of trade. The Portfolios may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Portfolio has already sold a corresponding call option.

     The Portfolios may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Fund's social criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract--a long position if the option is a call and a short position if the option is a put--at a specified exercise price at any time during the period of the option. The Portfolios will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Portfolios will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

PUT OPTIONS ON FUTURES CONTRACTS. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. These Portfolios may purchase put options and sell put options on futures contracts that are already owned by that Portfolio. The Portfolios will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

CALL OPTIONS ON FUTURES CONTRACTS. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. These Portfolios may only buy call options to close an existing position where the Portfolio has already sold a corresponding call option, or for a cash hedge. The Portfolios will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

WRITING CALL OPTIONS ON FUTURES CONTRACTS. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's securities holdings.

RISKS OF OPTIONS AND FUTURES CONTRACTS. If one of these Portfolios has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, the Portfolio may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Portfolio has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Portfolio may decline. If this were to occur, the Portfolio might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities. However, although this might occur for a brief period or to a slight degree, the value of a diversified portfolio will tend to move in the direction of the market generally.

     The Portfolios can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Portfolios intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Portfolios from closing a futures position, which could require a Portfolio to make daily cash payments with respect to its position in the event of adverse price movements.

     Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Portfolios' ability to close out their options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Portfolios seek to close their positions. There can be no assurance that such a market will develop or exist. Therefore, the Portfolios might be required to exercise the options to realize any profit.

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                               INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

FUNDAMENTAL INVESTMENT RESTRICTIONS
     The Fund has adopted the following investment restrictions which, together with the foregoing investment objectives and fundamental policies of a Portfolio, cannot be changed without the approval of the holders of a majority of the outstanding shares of the affected Portfolio. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Portfolio at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio. Shares have equal rights as to voting, except that only shares of a Portfolio are entitled to vote on matters affecting only that Portfolio (such as changes in investment objective, policies or restrictions). None of the Portfolios may:

     1. Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of that Portfolio's total assets would be invested in securities of that issuer.
     2. Concentrate more than 25% of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby, and in the case of the Money Market Portfolio, there is no limitation with respect to investments in money market instruments of banks.
     3. Purchase more than 10% of the outstanding voting securities of any issuer. In addition, the Fund may not in the aggregate purchase more than 10% of the outstanding voting securities of any issuer.
     4. Purchase the securities of any issuer with less than three years' continuous operation if, as a result, more than 5% of the value of that Portfolio's total assets would be invested in securities of such issuers.
     5. Make loans other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities. The purchase by a Portfolio of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.
     6.   Underwrite the securities of other issuers.
     7. Purchase from or sell to any of the Fund's officers or Trustees, or firms of which any of them are members, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions.
     8. Borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 10% of the value of that Portfolio's total assets and except by engaging in reverse repurchase agreements; provided, however, that a Portfolio may only engage in reverse repurchase agreements so long as, at the time a Portfolio enters into a reverse repurchase agreement, the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by this section, do not exceed 33 1/3% of the Portfolio's total assets. In order to secure any permitted borrowings and reverse repurchase agreements under this section, each Portfolio may pledge, mortgage or hypothecate its assets.

     9. Make short sales of securities or purchase any securities on margin except as provided for the Managed Growth, Equity and Bond Portfolios with respect to options, futures contracts and options on futures contracts.
     10. Write, purchase or sell puts, calls or combinations thereof except as provided for the Managed Growth, Equity and Bond Portfolios with respect to options, futures contracts and options on futures contracts.
     11. Invest for the purpose of exercising control or management of another issuer.
     12. Invest in commodities, commodities futures contracts, or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that the Managed Growth, Equity and Bond Portfolios may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.
     13. Invest in interests in oil, gas, or other mineral exploration or development programs, although it may invest in securities of issuers which invest in or sponsor such programs.
     14. Purchase or retain securities issued by investment companies except to the extent permitted by the Investment Company Act of 1940, as amended, and in connection with a trustee's/director's deferred compensation plan.


NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
     The Fund has adopted the following operating (i.e., non-fundamental) investment policies and restrictions which may be changed by the Board of Trustees without shareholder approval. None of the Portfolios may:
     15. Purchase the obligations of foreign issuers if, as a result, such securities would exceed 25% of the value of that Portfolio's assets.
     16. Purchase illiquid securities if more than 15% of the value of that Portfolio's net assets would be invested in such securities (10% limitation for CSIF Money Market).

     Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

--------------------------------------------------------------------------------
                             INVESTMENT SELECTION PROCESS
--------------------------------------------------------------------------------

     Investments in the Fund are selected on the basis of their ability to contribute to the dual objective of the Fund, (I.E., those that satisfy the Fund's investment and social criteria). The Fund has developed a number of techniques for evaluating the performance of issuers in each of these areas. The primary sources of information are reports published by the issuers themselves, the reports of public agencies, and the reports of groups which monitor performance in particular areas. These sources of information are sometimes augmented with direct interviews or written questionnaires addressed to the issuers. It should be recognized, however, that there are few generally accepted measures by which achievement in these areas can be readily distinguished; therefore, the development of suitable measurement techniques is largely within the discretion and judgment of the Advisors of the Fund.

     In making selections for the Managed Growth, Equity and Bond Portfolios, the Advisors determine and evaluate the appropriate portfolio composition on the basis of asset prices and the perceived consequences and probabilities of various economic outcomes. Individual securities are then evaluated as candidates to fulfill the Portfolio's investment objective and policies. Securities remain candidates for inclusion in the Portfolios only if their prices and other characteristics indicate that they have the potential to perform in a way that is representative of their class of securities under the different economic outcomes considered more probable by the Advisors.

     Candidates for inclusion in any particular class of assets are then examined according to the social criteria. Issuers are classified into three categories of suitability under the social criteria. In the first category are those issuers which exhibit unusual positive accomplishment with respect to some of the criteria and do not fail to meet minimum standards with respect to the remaining criteria. To the greatest extent possible, investment selections are made from this group. In the second category are those issuers which meet minimum standards with respect to all the criteria but do not exhibit outstanding accomplishment with respect to any criterion. This category includes issuers which may lack an affirmative record of accomplishment in these areas but which are not known by

Advisors to violate any of the social criteria. The third category under the social criteria consists of issuers which flagrantly violate, or have violated, one or more of those values, for example, a company which repeatedly engages in unfair labor practices. The Fund will not knowingly purchase the securities of issuers in this third category.

     It should be noted that the Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies. The Advisors of the Fund, however, believe that within the first and second categories there are sufficient investment opportunities to permit full investment among issuers which satisfy the Fund's social investment objective.

     To the greatest extent possible, the Advisors apply the same social criteria to the purchase of non-equity securities as it applies to equity investments. With respect to government securities, the Money Market Portfolio invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the Federal Government whose purposes further or are compatible with the Fund's social criteria, such as obligations of the Bank for Cooperatives and the Student Loan Marketing Association, rather than general obligations of the Federal Government, such as Treasury securities. Bank certificates of deposit, commercial paper, repurchase agreements, and corporate bonds are judged in the same way as a prospective purchase of the bank's or issuing company's common stock. The Fund may invest, however, in certificates of deposit of banks and savings and loan associations in which the Fund would not otherwise invest because such institutions have assets of $1 billion or less, but generally only to the extent all such investments are fully insured as to principal by the Federal Deposit Insurance Corporation.

     Obligations issued by the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Government. Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality are supported by the full faith and credit of the U.S. Government. These include obligations issued by the Export-Import Bank, Farmers Home Administration, Government National Mortgage Association, Postal Service, Merchant Marine, and Washington Metropolitan Area Transit Authority. The Fund may also invest in other U.S. Government agency or instrumentality obligations which are supported only by the credit of the agency or instrumentality and may be further supported by the right of the issuer to borrow from the U.S. Treasury. Such obligations include securities issued by the Bank for Cooperatives, Federal Intermediate Credit Bank, Federal Land Bank, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

--------------------------------------------------------------------------------
                                 DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

     It is the policy of the Equity Portfolio to declare and pay dividends from net investment income on an annual basis. It is the Bond Portfolio's policy to declare and pay dividends from net investment income on a monthly basis. The Managed Growth Portfolio declares and pays dividends on a quarterly basis. Dividends and distributions may differ among the classes. The Money Market Portfolio accrues daily and pays monthly dividends of its net investment income to its shareholders of record as of the close of business each day. Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired.

     Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.

     The Fund is required to withhold 31% of any dividends and long-term capital gain distributions paid and 31% of each redemption transaction occurring in the Managed Growth, Equity and Bond Portfolios if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

     In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Managed Growth, Equity and Bond Portfolios: (a) the shareholder's name, address, account number and taxpayer identification number;
(b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.

     Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

     Many states do not tax the portion of the Fund's dividends which is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.

     Dividends paid by the Fund may be eligible for the dividends received deduction available to corporate taxpayers. Information concerning the tax status of dividends and distributions and the amount of dividends withheld, if any, is mailed annually to Fund shareholders.

     Investors should note that they may be required to exclude the initial sales charge, if any, paid on the purchase of Fund shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Fund causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original shares as incurred to acquire the new shares.

--------------------------------------------------------------------------------
                                   NET ASSET VALUE
--------------------------------------------------------------------------------

     Shares of the Money Market Portfolio are issued and redeemed at the net asset value per share of the Portfolio. The public offering price of the shares of the Managed Growth, Equity and Bond Portfolios is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). Shares of the Managed Growth, Equity and Bond Portfolios are redeemed at their respective net asset values per share, less any applicable contingent deferred sales charge ("CDSC"). The Money Market Portfolio attempts to maintain a constant net asset value of $1.00 per share; the net asset values of the Managed Growth, Equity and Bond Portfolios fluctuate based on the respective market value of the Portfolios' investments. The net asset value per share of each of the Portfolios is determined every business day at the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each Portfolio's net asset value per share is determined per class by dividing its total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for that class.

     The assets of the Managed Growth, Equity and Bond Portfolios are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities;
(b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Trustees determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Trustees.

     The Money Market Portfolio's assets, including securities subject to repurchase agreements, are normally valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

     Rule 2a-7 under the Investment Company Act of 1940 permits the Fund to value the Money Market Portfolio's assets at amortized cost if the Portfolio maintains a dollar-weighted average maturity of 90 days or less and only purchases obligations having remaining maturities of 13 months or less. Rule 2a-7 requires, as a condition of its use, that the Money Market Portfolio invest only in obligations determined by the Trustees to be of good quality with minimal credit risks and requires the Trustees to establish procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Portfolio's investment holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Portfolio's net asset value calculated by using available market quotations or equivalents deviates from $1.00 per share based on amortized cost. If such deviation exceeds 0.50%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate, including: the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; the withholding of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or the establishment of a net asset value per share based upon available market quotations.

NET ASSET VALUE AND OFFERING PRICE PER SHARE

CSIF Money Market Portfolio
     ($166,110,561/166,162,505 shares)                           $1.00
                                                                ------
                                                                ------
CSIF Managed Growth Portfolio
     Net asset value per share
     ($675,306,495/19,361,689 shares)                           $34.88
     Maximum sales charge, Class A
     (4.75% of offering price)                                    1.74
                                                                ------
     Offering price per share, Class A                          $36.62
                                                                ------
                                                                ------
     Class C net asset value and offering price per share
     ($8,897,500/257,731shares)                                 $34.52
                                                                ------
                                                                ------

CSIF Bond Portfolio
     Net asset value per share
     ($59,656,097/3,584,947 shares)                             $16.64
     Maximum sales charge
     (3.75% of offering price)                                    0.65
                                                                ------
     Offering price per share                                   $17.29
                                                                ------
                                                                ------

CSIF Equity Portfolio
     Net asset value per share
     ($147,002,362/5,294,260 shares)                            $27.77
     Maximum sales charge, Class A
     (4.75% of offering price)                                    1.38
                                                                ------
     Offering price per share, Class A                          $29.15
                                                                ------
                                                                ------

     Class C net asset value and offering price per share
     ($6,248,542/236,978 shares)                                $26.37
                                                                ------
                                                                ------

--------------------------------------------------------------------------------
                        CALCULATION OF YIELD AND TOTAL RETURN
--------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO: YIELD
     From time to time the Money Market Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Portfolio refers to the actual income generated by an investment in the Portfolio over a particular base period of time. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. The Money Market Portfolio's "effective yield" for a seven-day period is its annualized compounded yield during the period, calculated according to the following formula:

                                                           365/7
                 Effective yield = (base period return + 1)      -1

     For the seven-day period ended September 30, 1997, the Money Market Portfolio's yield was 4.86% and its effective yield was 4.97%.

BOND PORTFOLIO: YIELD
     The Bond Portfolio may also advertise its yield from time to time. Yield is calculated separately for each Class of the Portfolio. Yield quotations are historical and are not intended to indicate future performance. Yield quotations for the Bond Portfolio refer to the aggregate imputed yield-to-maturity of each of the Portfolio's investments based on the market value as of the last day of a given thirty-day or one-month period, less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares entitled to receive dividends times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semiannual, basis. The Bond Portfolio's yield is computed according to the following formula:

                                            a-b     6
                                Yield = 2 (----- +1)  - 1
                                             cd

where a = dividends and interest earned during the period using the aggregate imputed yield-to maturity for each of the Portfolio's investments as noted above; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. Using this calculation, the Bond Portfolio's yield for the month ended September 30, 1997 was 4.77% for Class A shares.

     The yield of both the Money Market and Bond Portfolios will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating a Portfolio's performance in meeting its investment objective.

MANAGED GROWTH, EQUITY AND BOND PORTFOLIOS: TOTAL RETURN AND OTHER QUOTATIONS
     The Managed Growth, Bond and Equity Portfolios may each advertise "total return." Total return is calculated separately for each class of the Managed Growth, Bond and Equity Portfolios. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note: "Total Return" as quoted in the Financial Highlights section of the Fund's Prospectus and Annual Report to Shareholders, however, per SEC instructions, does NOT reflect deduction of the sales charge, and corresponds to "return without maximum load" (or "w/o max load") as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

     Total return is computed according to the following formula:

                                  P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

     Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the Portfolio's maximum sales charge, except quotations of "return without maximum load" (or "w/o max load") which do not deduct sales charge, and "actual return," which reflect deduction of the sales charge only for those periods when a sales charge was actually imposed. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages.
     Return for the Managed Growth, Bond and Equity Portfolios' shares for the periods indicated are as follows:

Periods Ended                 Class A                  Class A                       Class C
September 30, 1997            w/o Max Load             Average Annual Return         Average Annual Return
----------------------------------------------------------------------------------------------------------
MANAGED GROWTH PORTFOLIO

One Year                      21.94%                   16.30%                        20.56%
Five Years                    10.98%                   9.91%                         N/A
Ten Years                     9.31%                    8.78%                         N/A
Class C From Inception        N/A                      N/A                           11.22%
(March 1, 1994)

Periods Ended                 Class A                  Class A
September 30, 1997            w/o Max Load             Average Annual Return
----------------------------------------------------------------------------------------------------------
BOND PORTFOLIO

One Year                      9.89%                    5.74%
Five Years                    6.31%                    5.50%
Ten Years                     8.86%                    8.44%

Periods Ended                 Class A                  Class A                       Class C
September 30, 1997            w/o Max Load             Average Annual Return         Average Annual Return
----------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO

One Year                      31.34%                   25.07%                        29.84%
Five Years                    12.17%                   11.08%                        N/A
Ten Years                     9.66%                    9.13%                         N/A
Class C From Inception        N/A                      N/A                           11.89%
(March 1, 1994)


     The Class A total return figures above and the Bond Portfolio yield figures above were calculated using the maximum sales charge in effect at that time. Class C shares of the Bond Portfolio were converted to Class A shares on October 29, 1996. CAM assumed active management of the Bond Portfolio effective March, 1997, new sub-advisors assumed management of the Equity Portfolio effective February, 1994, and new sub-advisors assumed management of the Managed Growth Portfolio effective July, 1995. Total return, like yield and net asset value per share, fluctuates in response to changes in market conditions. Neither total return nor yield for any particular time period should be considered an indication of future return.

     The Fund may advertise an internal rate of return ("IRR") on direct company holdings in its special equities program. This is a non-standardized performance calculation. See the explanation in the "Advertising" portion of this Statement, below. These direct company holdings represent only a very small portion of a Portfolio's assets, and the IRR on this part of the special equities program should not be confused with the yield and total return of any particular Portfolio.

--------------------------------------------------------------------------------
                          PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares of any Portfolio. A service fee of $10, plus any costs incurred by the Fund, will be charged investors whose purchase checks are returned for insufficient funds.

     Shareholders in the Money Market Portfolio wishing to have drafts should complete the signature card enclosed with the Investment Application. Existing shareholders may arrange for draft writing by contacting the Fund for a signature card. Other documentation may be required from corporations, fiduciaries and institutional investors. This draft writing service will be subject to the customary rules and regulations governing checking accounts, and the Fund reserves the right to change or suspend the service. Generally, there is no charge to you for the maintenance of this service or for the clearance of drafts, but the Fund reserves the right to charge a service fee for drafts returned for insufficient or uncollected funds. As a service to shareholders, the Fund may automatically transfer the dollar amount necessary to cover drafts you have written on the Fund to your Fund account from any other of your identically registered accounts in Calvert money market funds or Calvert Insured Plus. The Fund may charge a fee for this service.

     When a payable through draft is presented for payment, a sufficient number of full and fractional shares from the shareholder's account to cover the amount of the draft will be redeemed at the net asset value next determined. If there are insufficient shares in the shareholder's account, the draft may be returned. This draft writing procedure for redemption enables shareholders to receive the daily dividends declared on the shares to be redeemed until such time as the draft is presented to the custodian bank for payment. Drafts presented to the bank for payment which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored.

     Telephone redemption requests are processed upon the date of receipt, if received prior to 4:00 p.m. Redemption proceeds are normally transmitted or mailed the next business day, although payment by check of redemption proceeds of Managed Growth, Equity and Bond Portfolio shares may take up to five business days. Telephone redemption requests which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored. The Fund reserves the right to modify the telephone redemption privilege.

     Certain Class B and Class C shares may be subject to a contingent deferred sales charge which is subtracted from the redemption proceeds (see Prospectus, "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges").

     Amounts redeemed by telephone may be mailed by check to the investor to the address of record. Amounts of more than $50 and less than $300,000 may be transferred electronically to the investor. Amounts of $l,000 or more will be transmitted by wire by the Fund to the investor's account at a domestic bank or savings association. A charge of $5 is imposed on wire transfers of less than $1,000.

     Existing shareholders who at any time desire to change instructions already given must send a notice either to the broker through which shares were purchased or to the Fund with a voided check from the bank account to receive the redemption proceeds. New wiring instructions may be accompanied by a voided check in lieu of a signature guarantee. Further documentation may be required from corporations, fiduciaries, pension plans, and institutional investors.

     The Fund's redemption check normally will be mailed to the investor on the next business day following the date of receipt by the Fund of a written redemption request. If the investor so instructs in such written redemption request, the check will be mailed or the redemption proceeds wired or transferred electronically to a preauthorized account at the investor's bank. Redemption proceeds are normally paid in cash. However, at the sole discretion of the Fund, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less, or as allowed by law.

     The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Securities and Exchange Commission, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed, wired or transferred electronically the next business day but in no event later than seven days after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.

--------------------------------------------------------------------------------
                           REDUCED SALES CHARGES (CLASS A)
--------------------------------------------------------------------------------

     The Fund imposes reduced sales charges for Class A shares in certain situations in which the Principal Underwriter and the dealers selling Fund shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth, say, $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.

     When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus the Fund imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing Fund shareholders, enabling the Fund to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Fund shares to their members. See "Exhibit A - Reduced Sales Charges" in the Prospectus.

--------------------------------------------------------------------------------
                                     ADVERTISING
--------------------------------------------------------------------------------

     The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.

     The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as DONOGHUE'S MONEY FUND REPORT, BANK RATE MONITOR, MONEY, FORBES, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, MUTUAL FUND VALUES MORNINGSTAR RATINGS, MUTUAL FUND FORECASTER, BARRON'S, THE WALL STREET JOURNAL, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.

     Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, November 30, 1997). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

     The Fund may advertise an internal rate of return ("IRR") on direct company holdings in its special equities program. This is a non-standardized performance calculation. The IRR includes direct investments in companies only (no funds, partnerships, or financial institutions). It is based on annual cash flows beginning with the first direct investment on December 18, 1992 to the date shown in the advertisement. Cash outflows include all disbursements to companies, including follow-ons. The IRR assumes full exercise of warrant positions in the year of calculation if not previously exercised. Cash inflows includes all receipts from acquisitions and earnouts. It also assumes positions are fully liquidated in the year of calculation. Public company holdings are liquidated at market price, including warrants; others are liquidated at carrying value whether marked up, down, or at cost. All but a small portion of these returns are unrealized. These direct company holdings represent only a very small portion of a Portfolio's assets, and the IRR on this part of the special equities program should not be confused with the yield and total return of any particular Portfolio. The IRR on direct company holdings in the special equities program of the Fund's Managed Growth Portfolio was 16% from December 18, 1992 through September 30, 1997. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                       TRUSTEES, OFFICERS, AND ADVISORY COUNCIL
--------------------------------------------------------------------------------

     REBECCA ADAMSON, Trustee. Since 1983, Ms. Adamson has served as President of the national non-profit, First Nations Financial Project. Founded by her in 1980, First Nations is the only American Indian alternative development institute in the country. DOB: 9/10/47. Address: 69 Kelley Road, Falmouth, Virginia 22405.

     RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Executive Vice President for the Family Health Council, Inc. in Pittsburgh, Pennsylvania. The Family Health Council is a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc., Acacia Capital Corporation, and Calvert World Values Fund, Inc. DOB: 5/9/48. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.

     *JOHN G. GUFFEY, JR., Executive Vice President and Trustee. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. and Acacia Capital Corporation. DOB: 5/15/48.
Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.

     JOY V. JONES, Esq., Trustee. Ms. Jones is an attorney and entertainment manager in New York City, and was formerly a partner with the firm Rogers & Wells in New York City, specializing in real estate law and municipal finance. Ms. Jones is also Chairman of the Board of Ultrafem, Inc. Trustee of Sarah Lawrence College, a member of the Association of Black Women Attorneys, Inc., and a Trustee of the Community Service Society of New York. DOB: 7/2/50.
Address: 175 West 12th Street, New York, New York 10011.

     *BARBARA J. KRUMSIEK, President and Director. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. She is a director of Calvert-Sloan Advisers, L.L.C., co-chair of the Board of Directors of Calvert World Values Fund, Inc., and a trustee/director of each of the investment companies in the Calvert Group of Funds. Prior to joining Calvert Group, Ms. Krumsiek served as Senior Vice President of Alliance Capital LP's Mutual Fund Division. DOB: 08/09/52.

     TERRENCE J. MOLLNER, Ed.D., Trustee. Dr. Mollner is Founder and Chairperson of Trusteeship Institute, Inc., a diverse foundation known principally for its consultation to corporations converting to cooperative employee-ownership. He is also a director of Calvert World Values Fund, Inc. He served as a Trustee of the Cooperative Fund of New England, Inc., and is now a member of its Board of Advisors. In addition, Dr. Mollner is a founder and member of the Board of Trustees of the Foundation for Soviet-American Economic Cooperation. DOB:
12/13/44. Address: 15 Edwards Square, Northampton, Massachusetts 01060.

     SYDNEY AMARA MORRIS, Trustee. Rev. Morris is Senior Minister of the Unitarian Church of Vancouver, Canada. She previously served as Minister of the Unitarian-Universalist Fellowship in Ames, Iowa. Rev. Morris is a graduate of the Harvard Divinity School. DOB: 9/7/49. Address: 1225 W. 26th Avenue, Vancouver, British Columbia, Canada V6H2A8.

     *CHARLES T. NASON, Trustee. Mr. Nason serves as Chairman, President and Chief Executive Officer of The Acacia Group, a Washington, D.C.-based financial services organization, including Acacia Mutual Life Insurance Company and Calvert Group, Ltd. DOB: 4/22/46. Address: 7315 Wisconsin Avenue, Bethesda, Maryland 20814.

     *D. WAYNE SILBY, Esq., President and Trustee. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. and Acacia Capital Corporation. Mr. Silby is Executive Chairman of GroupServe, an internet company focused on community building collaborative tools, and an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. DOB: 7/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.

     RENO J. MARTINI, Senior Vice President. Mr. Martini is Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. DOB: 1/13/50.

     RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Controller of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc. DOB: 7/24/52.

     WILLIAM M. TARTIKOFF, Esq., Vice President and Assistant Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company.
DOB: 8/12/47.

     CATHERINE S. BARDSLEY, Esq., Secretary. Ms. Bardsley is counsel to Kirkpatrick & Lockhart, LLP, the Fund's legal counsel. DOB: 10/4/49. Address:
1800 Massachusetts Avenue, N.W., Washington, D.C. 20036.

     DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 9/9/50.

     SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 1/29/59.

     KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.

     LISA CROSSLEY NEWTON, Esq., Assistant Secretary and Compliance Officer. Ms. Newton is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB:
12/31/61.

     IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to working at Calvert Group, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle & Reath. DOB: 9/7/68.

     The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and officers of the Fund as a group own less than 1% of the Fund's outstanding shares. Trustees marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.

     Mr. Baird and Ms. Adamson serve as the Fund's representatives to the respective Audit Committees of the other investment companies in the Calvert Group of Funds; and Rev. Morris, Dr. Mollner, and Ms. Jones serve as the Fund's representatives to the respective Investment Policy Committees of the other investment companies in the Calvert Group of Funds. Ms. Adamson, Dr. Mollner, and Mr. Silby serve on the Fund's High Social Impact Investments Committee which assists the Fund in identifying, evaluating and selecting investments in securities that offer a rate of return below the then-prevailing market rate and that present attractive opportunities for furthering the Fund's social criteria. Ms. Jones, Rev. Morris, and Messrs. Guffey and Silby serve on the Fund's Special Equities Committee which assists the Fund in identifying, evaluating, and selecting appropriate private placement investment opportunities for the Fund that are not high social impact investments.

     The Advisory Council has no power, authority or responsibility with respect to the management of the Fund or the conduct of the affairs of the Fund. Messrs. Silby, Guffey, Mollner and Baird, Ms. Adamson, Ms. Jones, Rev. Morris, and Ms. Krumsiek and Mr. Bynum of the Advisory Council, serve as directors of Calvert Social Investment Foundation, a non-profit organization formed to increase awareness and educate the general public about the benefits of socially conscious investing. The Foundation is not directly affiliated with Calvert Group.

     During fiscal 1997, trustees of the Fund not affiliated with the Fund's Advisor were paid $64,533 by the Money Market Portfolio, $241,519 by the Managed Growth Portfolio, $24,038 by the Bond Portfolio, and $44,007 by the Equity Portfolio. Trustees of the Fund not affiliated with the Advisor presently receive an annual fee of $20,500 for service as a member of the Board of Trustees of the Calvert Group of Funds, and a fee of $750 to $1500 for each regular Board or Committee meeting attended; such fees are allocated among the respective Portfolios based upon their relative net assets. Trustees who serve only the CSIF Board receive an annual fee of $15,430, plus $600 for each Board and Committee meeting attended.

     Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.

                              Trustee Compensation Table


Fiscal Year 1997                 Aggregate Compensation          Pension or Retirement         Total Compensation from
(unaudited numbers)              from Registrant for Service     Benefits Accrued as part      Registrant and Fund
                                 as Trustee                      of Registrant Expenses*       Complex paid to Trustee**
Name of Trustee
------------------------------------------------------------------------------------------------------------------------
Rebecca Adamson                  $22,430                         $6,198                        $24,230
Richard L. Baird, Jr.            $918                            $0                            $34,450
John G. Guffey, Jr.              $11,781                         $0                            $61,615
Joy V. Jones                     $30,932                         $0                            $29,730
Terrence J. Mollner              $31,910                         $0                            $44,131
Sydney Amara Morris              $22,532                         $0                            $22,630
D. Wayne Silby                   $21,277                         $0                            $62,830

*Ms. Adamson has chosen to defer a portion of her compensation. Her total deferred compensation, including dividends and capital appreciation, was $42,009.47 as of September 30, 1997.
**As of December 31, 1997. The Fund Complex consists of nine (9) registered investment companies.

--------------------------------------------------------------------------------
                                  INVESTMENT ADVISOR
--------------------------------------------------------------------------------

     The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual").

     The Advisory Contracts between the Fund and the Advisor were entered into on January 3, 1984 for the Money Market and Bond Portfolio, May 24, 1994 for the Equity Portfolio, and July 1, 1995 for the Managed Growth Portfolio. The contracts will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the trustees of the Fund who are not parties to the Contract or interested persons of parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party upon 60 days' prior written notice; it automatically terminates in the event of its assignment.

     Under the Contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Trustees. For its services, the Advisor receives an annual fee, payable monthly, of 0.70% of the first $500 million of the Managed Growth Portfolio's average daily net assets, 0.675% of the next $500 million of such assets, and 0.65% of all assets over $1 billion (plus/minus up to 0.15% performance adjustment fee), 0.65% of the Bond Portfolio's average daily net assets (the Advisor has agreed to limit the fee to 0.55% through February 29, 2000), 0.70% of the Equity Portfolio's average daily net assets (plus/minus up to 0.20% performance adjustment fee), and 0.50% of the Money Market Portfolio's average daily net assets. SEE "MANAGEMENT OF THE FUND" IN THE PROSPECTUS FOR THE MANAGED GROWTH AND EQUITY PORTFOLIO ADVISORY AND SUB-ADVISORY FEES, WHICH INCLUDE A PERFORMANCE ADJUSTMENT FEE. The Advisor reserves the right (i) to waive all or a part of its fee and (ii) to reallocate a part of its fee to broker-dealers in consideration of their promotional or administrative services.

     CAM has retained NCM Capital Management Group, Inc. and Brown Capital Management, Inc. as Subadvisors for the Managed Growth Portfolio, and Loomis, Sayles & Company, L.P. ("Loomis, Sayles") to serve as Subadvisor to the Equity Portfolio. See Prospectus, "Management of the Fund." The computation of the Investment Performance Fee and the Investment Record Period will be made in accordance with Rule 205-1 under the Investment Advisors Act of 1940 or any other applicable rule as, from time to time, may be adopted or amended. In addition to the subadvisory fee, the Advisor pays a marketing fee of 0.05% to Loomis, based on the Equity Portfolio's average daily net assets.

     The Advisor provides the Fund with investment supervision and management, administrative services, office space, furnishes executive and other personnel to the Fund, and may pay Fund advertising and promotional expenses. The Advisor reserves the right to compensate broker-dealers in consideration of their promotional or administrative services. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; federal and state securities registration fees; salaries, fees and expenses of trustees, executive officers and employees of the Fund, and Advisory Council members, who are not "affiliated persons" of the Advisor or the Subadvisors within the meaning of the Investment Company Act of 1940; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. The Advisor has agreed to reimburse the Money Market, Managed Growth, and Bond Portfolios for their respective operating expenses (excluding brokerage, taxes, interest, Distribution Plan expenses and extraordinary items, and, with respect to the Managed Growth Portfolio, performance fees earned) exceeding, on a pro rata basis, 1.5% of the first $30 million of the respective Portfolio's average daily net assets, and 1% of such assets in excess of $30 million.

     The advisory fees paid to the Advisor by the Money Market Portfolio for the fiscal years ended September 30, 1995, 1996, and 1997 were $727,343, $809,573, and $829,686, respectively. The advisory fees paid to the Advisor by the Managed Growth Portfolio for the same years were $3,645,338, $4,054,218, and $3,739,407, respectively. The advisory fees paid to the Advisor for these years by the Bond Portfolio were $400,253, $421,016, and $363,612, respectively; and the Equity Portfolio paid $569,589, $496,208, and $683,046, respectively.

--------------------------------------------------------------------------------
                                METHOD OF DISTRIBUTION
--------------------------------------------------------------------------------

     The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI") whereby CDI, acting as principal underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive, pursuant to the Distribution Plans, a distribution fee from the Fund based on the average daily net assets of each Portfolio's respective Classes. The Money Market Portfolio has never paid Distribution Plan expenses. For the fiscal years ended September 30, 1995, 1996, and 1997, the Managed Growth Portfolio paid Class A distribution plan expenses of $1,219,694, $1,361,666 and $1,474,198, respectively. Of the Class A distribution expenses paid in fiscal 1997, $871,094 was used to compensate dealers for their share distribution promotional services, $179,250 was for the printing and mailing of prospectuses and sales materials to investors (other than current shareholders), and the remainder partially financed advertising. For fiscal year 1995, the Bond and Equity Portfolios paid Class A distribution plan expenses of $121,992 and $203,878, respectively, and for fiscal year 1996, $127,042 and $217,340, respectively. For fiscal year 1997, the Bond and Equity Portfolios paid Class A distribution expenses of $122,531 and $277,434, respectively. Of the distribution expenses paid by Class A Shares of the Bond Portfolio in fiscal 1997, the full amount was used to compensate dealers for their share distribution promotional services. Of the distribution expenses paid by Class A Shares of the Equity Portfolio in fiscal 1997, $255,767 was used to compensate dealers for their share distribution promotional services, while the remainder partially financed the printing and mailing of prospectuses and sales materials to investors (other than current shareholders). For Class A Managed Growth, Equity and Bond Portfolio shares, CDI also receives the portion of the sales charge in excess of the dealer reallowance. During the fiscal year 1995, CDI received net sales charges of $203,099, $27,038, and $63,459, for the Managed Growth, Bond, and Equity Portfolios, respectively. During fiscal year 1996, CDI received net sales charges of $405,789, $56,699, and $129,525, for the Managed Growth, Bond, and Equity Portfolios, respectively. For fiscal year 1997, CDI received net sales charges of $331,679, $53,362, and $211,952, for the Managed Growth, Bond, and Equity Portfolios, respectively.

     For Class B and Class C Shares, CDI receives any CDSC paid.

     For fiscal 1995, Class C Distribution Plan expenses were $28,447 and $11,918 for the Managed Growth and Equity Portfolios, respectively. Fiscal year 1996 Class C Distribution Plan expenses were $52,406 and $22,628 for the Managed Growth and Equity Portfolios, respectively, while 1997 Class C Distribution Plan expenses were $77,871 and $44,775, respectively.

     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Plans") which permit the Fund to pay certain expenses associated with the distribution and servicing of its shares. Such expenses for Class A shares may not exceed, on an annual basis, 0.35% of the Managed Growth, Equity and Bond Portfolios' respective average daily net assets and 0.25% of the Money Market Portfolio's average daily net assets. However, the Fund's Board of Trustees has determined that, until further action by the Board, no Portfolio shall pay Class A distribution expenses in excess of 0.25% of its average daily net assets; and further, that Class A distribution expenses only be charged on the average daily net assets of the Managed Growth Portfolio in excess of $30,000,000.

     Expenses under the Fund's Class B and Class C Plans may not exceed, on an annual basis, 1.00% of the Managed Growth, Bond and Equity Portfolios' Class B and Class C average daily net assets, respectively.

     The Fund's Distribution Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.

     The Plans may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class or Portfolio of the Fund. Any change in the Plans that would materially increase the distribution cost to a Portfolio requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Trustees, including a majority of the non-interested Trustees as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Trustees.

     Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.

     Certain broker-dealers, and/or other persons may receive compensation from the investment advisor, underwriter, or their affiliates for the sale and distribution of the securities or for services to the Fund. Such compensation may include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finder's fees payments to firms whose representatives are responsible for soliciting a new account where the accountholder does not choose to purchase through that firm.

--------------------------------------------------------------------------------
                      TRANSFER AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

     National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include:

responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

     Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. was the sole transfer agent prior to January 1, 1998.

     For these services, NFDS and Calvert Shareholder Services, Inc. receive a fee based on the number of shareholder accounts and transactions.

--------------------------------------------------------------------------------
                                PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

     Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Fund's Advisor and Subadvisor under the direction and supervision of the Fund's Board of Trustees.

     Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Advisor and Subadvisor reserve the right to place orders for the purchase or sale of portfolio securities with broker-dealers who have sold shares of the Fund or who provide the Fund with statistical, research, or other information and services. Although any statistical research or other information and services provided by broker-dealers may be useful to the Advisor and the Subadvisor, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's or Subadvisor's normal research activities or expenses. In fiscal years 1995, 1996, and 1997, no commissions were paid to any officer, trustee or Advisory Council member of the Fund or any of their affiliates. For the Managed Growth Portfolio, 1996 and 1997 aggregate brokerage commissions paid to broker-dealers were $693,085 and $547,048, respectively. 1996 and 1997 aggregate brokerage commissions paid to broker-dealers were $352,527 and $329,488, respectively, for the Equity Portfolio.

     The Advisor and Subadvisor may also execute portfolio transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold. The Advisor or Subadvisor may compensate, at its expense, such broker-dealers in consideration of their promotional and administrative services.

     Depending upon market conditions, portfolio turnover, generally defined as the lesser of annual sales or purchases of portfolio securities divided by the average monthly value of the Fund's portfolio securities (excluding from both the numerator and the denominator all securities whose maturities or expiration dates as of the date of acquisition are one year or less), expressed as a percentage, is under normal circumstances expected to be within 50% to 150%. For the 1996 fiscal year, the portfolio turnover rates of the Managed Growth, Bond, and Equity Portfolios were 111%, 22%, and 118%, respectively. The 1997 fiscal year portfolio turnover rates of the Managed Growth, Bond, and Equity Portfolios were 215%, 319%, and 93%, respectively.

--------------------------------------------------------------------------------
                        INDEPENDENT ACCOUNTANTS AND CUSTODIANS
--------------------------------------------------------------------------------

     Coopers & Lybrand, L.L.P., has been selected by the Board of Trustees to serve as independent accountants for fiscal year 1998. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund's Portfolios.

--------------------------------------------------------------------------------
                                 GENERAL INFORMATION
--------------------------------------------------------------------------------

     The Fund was approved as a Massachusetts business trust on December 14, 1981. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

     Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. The Managed Growth, Bond and Equity Portfolios each offer three separate classes of shares: Class A, Class B and Class C. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

     The Fund will send its shareholders confirmations of purchase and redemption transactions, as well as periodic transaction statements and unaudited semi-annual and audited annual financial statements of the Fund's investment securities, assets and liabilities, income and expenses, and changes in net assets.

     The Prospectus and this Statement of Additional Information do not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

--------------------------------------------------------------------------------
                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The Fund's audited financial statements included in its Annual Report to Shareholders dated September 30, 1997, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Fund.

--------------------------------------------------------------------------------
                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

     As of March 11, 1998, the following shareholder owned of record 5% or more of CSIF Money Market Fund:

     Name and Address                            % of Ownership
     United Mine Workers of America              6.12%
     Cash Deferred Savings Trust of 1988
     c/o Dave Keyman
     4455 Connecticut Avenue NW
     Washington, DC 20008-2328

--------------------------------------------------------------------------------
                                       APPENDIX
--------------------------------------------------------------------------------

CORPORATE BOND AND COMMERCIAL PAPER RATINGS
CORPORATE BONDS:
Description of Moody's Investors Service Inc.'s/Standard & Poor's bond ratings:

     Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.

     Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

     A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.

     Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. The higher the degree of speculation, the lower the rating. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

     C/C: This rating is only for income bonds on which no interest is being paid.

     D: Debt in default; payment of interest and/or principal is in arrears.

COMMERCIAL PAPER RATINGS:
     MOODY'S INVESTORS SERVICE, INC.:
     The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

     STANDARD & POOR'S CORPORATION:
     Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

                                   LETTER OF INTENT

                                                                ---------------
                                                                Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

     By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

     I intend to invest in the shares of:_____________________   (Fund or
Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

     __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

     Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

     I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

     From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

     If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

     Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

     I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

     The commission allowed by CDI to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

     The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

     In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.


------------------------------------       ------------------------------------
Dealer                                      Name of Investor(s)


BY
------------------------------------       ------------------------------------
    Authorized Signer                      Address


------------------------------------       ------------------------------------
Date                                       Signature of Investor(s)


------------------------------------       ------------------------------------
Date                                       Signature of Investor(s)

PART C. OTHER INFORMATION


Item 24. Financial Statements and Exhibits

     (a) Financial statements

     Financial statements incorporated by reference to:

     All financial statements for Calvert Social Investment Fund are incorporated by reference to Registrant's Annual Report to Shareholders dated September 30, 1997, and filed December 15, 1997.

     Schedules II-VII, inclusive, for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission, are omitted because they are not required under the related instructions, or they are inapplicable, or the required information is presented in the financial statements or notes thereto.

     (b) Exhibits:

     1. Declaration of Trust (incorporated by reference to Registrant's Initial Registration Statement, November 30, 1981).

     2. By-Laws (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, September 3, 1982).

     4. Specimen Stock Certificate (incorporated by reference to Registrant's Pre-Effective Amendment No. 12, December 21, 1987).

     5. Advisory Contracts incorporated by reference to Registrant's Post-Effective Amendment No. 11, August 25, 1987, and Post-Effective Amendment No. 22, January 31, 1996.

     6. Underwriting and Dealer Agreement, filed herewith.

     7. Trustees' Deferred Compensation Agreement, (incorporated by reference to Registrant's Post-Effective Amendment No. 17, December 20, 1991).

     8. Custodial Contract , (incorporated by reference to Registrant's Post-Effective Amendment No. 26, January 28, 1998).

     9. Transfer Agency Contract, filed herewith.

     9A. Form of Administrative Services Agreement with respect to Registrant's Managed Index Portfolio (incorporated by reference to Registrant's Post-Effective Amendment No. 24, December 17, 1997).

     10. Opinion and Consent of Counsel as to Legality of Shares Being
     Registered.

     11. Consent of Independent Accountants to Use of Report.

     14. Retirement Plans (incorporated by reference to Registrant's Post-Effective Amendment No. 5, December 23, 1985, and Registrant's Post-Effective Amendment No. 17, December 20, 1991).

     15. Rule 12b-1 Distribution Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 15, October 29, 1990 for Class A Shares and, for Class B and C Shares, filed herewith.

     16. Schedule for Computation of Performance Quotation (incorporated by reference to Registrant's Post-Effective Amendment No. 13, December 20, 1988).

     17. Multiple-class plan pursuant to Investment Company Act of 1940 Rule 18f-3, filed herewith.

     Exhibits 3, 12 and 13 are omitted because they are inapplicable.


Item 25. Persons Controlled By or Under Common Control With Registrant


Item 26. Number of Holders of Securities

As of February 28, 1998, there were 12,758 holders of record of Registrant's Class A shares of beneficial interest for Calvert Social Investment Fund Money Market Portfolio.

As of February 28, 1998, there were 37,269 holders of record of Registrant's Class A shares of beneficial interest for Calvert Social Investment Fund Managed Growth Portfolio.

As of February 28, 1998, there were 1,173 holders of record of Registrant's Class C shares of beneficial interest for Calvert Social Investment Fund Managed Growth Portfolio.

As of February 28, 1998, there were 5,154 holders of record of Registrant's Class A shares of beneficial interest for Calvert Social Investment Fund Bond Portfolio.

As of December 31, 1997, there were 14,555 holders of record of Registrant's Class A shares of beneficial interest for Calvert Social

Investment Fund Equity Portfolio.

As of December 31, 1997, there were 872 holders of record of Registrant's Class C shares of beneficial interest for Calvert Social Investment Fund Equity Portfolio.


Item 27. Indemnification

Registrant's Declaration of Trust, which Declaration is Exhibit 1 of this Registration Statement, provides, in summary, that officers, trustees, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant's Declaration of Trust also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $3 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $8 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.


Item 28. Business and Other Connections of Investment Adviser

                         Name of Company, Principal
Name                     Business and Address                    Capacity

Barbara J. Krumsiek      Acacia Capital Corporation              Officer
                         Calvert Municipal Fund, Inc.             and
                         Calvert World Values Fund, Inc.         Director

                         Investment Companies
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         First Variable Rate Fund for            Officer
                          Government Income                       and
                         Calvert Tax-Free Reserves               Trustee
                         Calvert Social Investment Fund
                         Calvert Cash Reserves
                         The Calvert Fund

                         Investment Companies
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Asset Management Co., Inc.      Officer
                         Investment Advisor                       and
                         4550 Montgomery Avenue                  Director
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Group, Ltd.                     Officer
                         Holding Company                           and
                         4550 Montgomery Avenue                  Director
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Shareholder Services, Inc.      Officer
                         Transfer Agent                            and
                         4550 Montgomery Avenue                  Director
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Administrative Services Co.     Officer
                         Service Company                           and
                         4550 Montgomery Avenue                  Director
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Distributors, Inc.              Officer
                         Broker-Dealer                             and
                         4550 Montgomery Avenue                  Director
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert-Sloan Advisers, LLC             Director
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert New World Fund, Inc.            Director
                         Investment Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         --------------
                         Alliance Capital Mgmt. L.P.        Sr. Vice President
                         Mutual Fund Division                    Director
                         1345 Avenue of the Americas
                         New York, NY 10105
                         --------------


Ronald M. Wolfsheimer    First Variable Rate Fund                Officer
                          for Government Income
                         Calvert Tax-Free Reserves
                         Calvert Cash Reserves
                         Calvert Social Investment Fund
                         The Calvert Fund
                         Acacia Capital Corporation

                         Calvert Municipal Fund, Inc.
                         Calvert World Values Fund, Inc.
                         Calvert New World Fund, Inc.

                         Investment Companies
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         --------------
                         Calvert Asset Management Co., Inc.      Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Group, Ltd.                     Officer
                         Holding Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Shareholder Services, Inc.      Officer
                         Transfer Agent
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Administrative Services Co.     Officer
                         Service Company                           and
                         4550 Montgomery Avenue                  Director
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Distributors, Inc.              Director
                         Broker-Dealer                             and
                         4550 Montgomery Avenue                  Officer
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert-Sloan Advisers, LLC             Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------


David R. Rochat          First Variable Rate Fund                Officer
                          for Government Income                    and
                         Calvert Tax-Free Reserves               Trustee
                         Calvert Cash Reserves
                         The Calvert Fund

                         Investment Companies
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Municipal Fund, Inc.            Officer
                         Investment Company                        and
                         4550 Montgomery Avenue                  Director
                         Bethesda, Maryland 20814

                         ---------------
                         Calvert Asset Management Co., Inc.      Officer
                         Investment Advisor                        and
                         4550 Montgomery Avenue                  Director
                         Bethesda, Maryland 20814
                         ---------------
                         Chelsea Securities, Inc.                Officer
                         Securities Firm                           and
                         Post Office Box 93                      Director
                         Chelsea, Vermont 05038
                         ---------------
                         Grady, Berwald & Co.                    Officer
                         Holding Company                           and
                         43A South Finley Avenue                 Director
                         Basking Ridge, NJ 07920
                         ---------------


Reno J. Martini          Calvert Asset Management Co., Inc.      Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Group, Ltd.                     Officer
                         Holding Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         First Variable Rate Fund                Officer
                          for Government Income
                         Calvert Tax-Free Reserves
                         Calvert Cash Reserves
                         Calvert Social Investment Fund
                         The Calvert Fund
                         Acacia Capital Corporation
                         Calvert Municipal Fund, Inc.
                         Calvert World Values Fund, Inc.

                         Investment Companies
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert New World Fund, Inc.            Director
                         Investment Company                       and
                         4550 Montgomery Avenue                  Officer
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert-Sloan Advisers, LLC             Director
                         Investment Advisor                       and
                         4550 Montgomery Avenue                  Officer
                         Bethesda, Maryland 20814
                         ---------------

Charles T. Nason         Acacia Mutual Life Insurance            Officer
                         Acacia National Life Insurance          and Director

                         Insurance Companies
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Acacia Financial Corporation            Officer
                         Holding Company                           and
                         7315 Wisconsin Avenue                   Director
                         Bethesda, Maryland 20814
                         ---------------
                         Gardner Montgomery Company              Director
                         Tax Return Preparation Services
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Acacia Federal Savings Bank             Director
                         Savings Bank
                         7600-B Leesburg Pike
                         Falls Church, Virginia 22043
                         ---------------
                         Enterprise Resources, Inc.              Director
                         Business Support Services
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Acacia Insurance Management             Officer
                          Services Corporation                     and
                         Service Corporation                     Director
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Group, Ltd.                     Director
                         Holding Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Administrative Services Co.     Director
                         Service Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Asset Management Co., Inc.      Director
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Shareholder Services, Inc.      Director
                         Transfer Agent
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Social Investment Fund          Trustee

                         Investment Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         -----------------
                         The Advisors Group, Inc.                Director
                         Broker-Dealer and
                         Investment Advisor
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ---------------

Robert-John H.           Acacia National Life Insurance          Officer
 Sands                   Insurance Company                         and
                         7315 Wisconsin Avenue                   Director
                         Bethesda, Maryland 20814
                         ----------------
                         Acacia Mutual Life Insurance            Officer
                         Insurance Company
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Acacia Financial Corporation            Officer
                         Holding Company                          and
                         7315 Wisconsin Avenue                   Director
                         Bethesda, Maryland 20814
                         ----------------
                         Acacia Federal Savings Bank             Officer
                         Savings Bank
                         7600-B Leesburg Pike
                         Falls Church, Virginia 22043
                         ---------------
                         Enterprise Resources, Inc.              Director
                         Business Support Services
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Acacia Realty Corporation               Officer
                         Real Estate Investments
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Acacia Insurance Management             Officer
                          Services Corporation                     and
                         Service Corporation                     Director
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Gardner Montgomery Company              Officer
                         Tax Return                                and
                          Preparation Services                   Director
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ----------------

                         The Advisors Group, Inc.                Director
                         Broker-Dealer and
                         Investment Advisor
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Group, Ltd.                     Director
                         Holding Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Administrative Services Co.     Director
                         Service Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Asset Management, Co., Inc.     Director
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Shareholder Services, Inc.      Director
                         Transfer Agent
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------

William M. Tartikoff     Acacia National Life Insurance          Officer
                         Insurance Company
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         First Variable Rate Fund for            Officer
                          Government Income
                         Calvert Tax-Free Reserves
                         Calvert Cash Reserves
                         Calvert Social Investment Fund
                         The Calvert Fund
                         Acacia Capital Corporation
                         Calvert Municipal Fund, Inc.
                         Calvert World Values Fund, Inc.
                         Calvert New World Fund, Inc.

                         Investment Companies
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Group, Ltd.                     Officer
                         Holding Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Administrative                  Officer
                         Services Company

                         Service Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Asset Management Co. Inc.       Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Shareholder Services, Inc.      Officer
                         Transfer Agent
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Distributors, Inc.              Director
                         Broker-Dealer                            and
                         4550 Montgomery Avenue                  Officer
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert-Sloan Advisers, LLC             Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------


Susan Walker Bender      Calvert Group, Ltd.                     Officer
                         Holding Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Administrative Services Co.     Officer
                         Service Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Asset Management Co., Inc.      Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Shareholder Services, Inc.      Officer
                         Transfer Agent
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Distributors, Inc.              Officer
                         Broker-Dealer
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert-Sloan Advisers, LLC             Officer
                         Investment Advisor
                         4550 Montgomery Avenue

                         Bethesda, Maryland 20814
                         ----------------
                         First Variable Rate Fund for            Officer
                          Government Income
                         Calvert Tax-Free Reserves
                         Calvert Cash Reserves
                         Calvert Social Investment Fund
                         The Calvert Fund
                         Acacia Capital Corporation
                         Calvert Municipal Fund, Inc.
                         Calvert World Values Fund, Inc.
                         Calvert New World Fund, Inc.

                         Investment Companies
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------


Katherine Stoner         Calvert Group, Ltd.                     Officer
                         Holding Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Administrative Services Co.     Officer
                         Service Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Asset Management Co., Inc.      Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Shareholder Services, Inc.      Officer
                         Transfer Agent
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Distributors, Inc.              Officer
                         Broker-Dealer
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert-Sloan Advisers, LLC             Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         First Variable Rate Fund for            Officer
                          Government Income
                         Calvert Tax-Free Reserves
                         Calvert Cash Reserves
                         Calvert Social Investment Fund

                         The Calvert Fund
                         Acacia Capital Corporation
                         Calvert Municipal Fund, Inc.
                         Calvert World Values Fund, Inc.
                         Calvert New World Fund, Inc.

                         Investment Companies
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------


Lisa Crossley Newton     Calvert Group, Ltd.                     Officer
                         Holding Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Administrative Services Co.     Officer
                         Service Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Asset Management Co., Inc.      Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Shareholder Services, Inc.      Officer
                         Transfer Agent
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Distributors, Inc.              Officer
                         Broker-Dealer
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert-Sloan Advisers, LLC             Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         First Variable Rate Fund for            Officer
                          Government Income
                         Calvert Tax-Free Reserves
                         Calvert Cash Reserves
                         Calvert Social Investment Fund
                         The Calvert Fund
                         Acacia Capital Corporation
                         Calvert Municipal Fund, Inc.
                         Calvert World Values Fund, Inc.
                         Calvert New World Fund, Inc.

                         Investment Companies

                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------


Ivy Wafford Duke         Calvert Group, Ltd.                     Officer
                         Holding Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Administrative Services Co.     Officer
                         Service Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Asset Management Co., Inc.      Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Shareholder Services, Inc.      Officer
                         Transfer Agent
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Distributors, Inc.              Officer
                         Broker-Dealer
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert-Sloan Advisers, LLC             Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         First Variable Rate Fund for            Officer
                          Government Income
                         Calvert Tax-Free Reserves
                         Calvert Cash Reserves
                         Calvert Social Investment Fund
                         The Calvert Fund
                         Acacia Capital Corporation
                         Calvert Municipal Fund, Inc.
                         Calvert World Values Fund, Inc.
                         Calvert New World Fund, Inc.

                         Investment Companies
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------


Daniel K. Hayes          Calvert Asset Management Co., Inc.      Officer
                         Investment Advisor

                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ------------------
                         First Variable Rate Fund for            Officer
                          Government Income
                         Calvert Tax-Free Reserves
                         Calvert Cash Reserves
                         Calvert Social Investment Fund
                         The Calvert Fund
                         Acacia Capital Corporation
                         Calvert Municipal Fund, Inc.
                         Calvert World Values Fund, Inc.

                         Investment Companies
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ------------------


Steve Van Order          Calvert Asset Management                Officer
                         Company, Inc.
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ------------------


Annette Krakovitz        Calvert Asset Management                Officer
                         Company, Inc.
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ------------------


John Nichols             Calvert Asset Management                Officer
                         Company, Inc.
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ------------------


David Leach              Calvert Asset Management                Officer
                         Company, Inc.
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ------------------


Matthew D. Gelfand       Calvert Asset Management                Officer
                         Company, Inc.
                         Investment Advisor

                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ------------------
                         Strategic Investment Management         Officer
                         Investment Advisor
                         1001 19th Street North
                         Arlington, Virginia 20009
                         ------------------


Item 29. Principal Underwriters

     (a) Registrant's principal underwriter also underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert New World Fund, Inc., and Acacia Capital Corporation.

     (b)  Positions of Underwriter's Officers and Directors

Name and Principal         Position(s) with                 Position(s) with
Business Address           Underwriter                      Registrant

Barbara J. Krumsiek        Director and President           Sr. Vice President
                           and Trustee

Ronald M. Wolfsheimer      Director, Senior Vice            Treasurer
                           President and Chief Financial
                           Officer

William M. Tartikoff       Director, Senior Vice            Vice President and
                           President and Secretary          Assistant Secretary

Craig Cloyed               Senior Vice President            None

Karen Becker               Vice President, Operations       None

Steve Cohen                Vice President                   None

Geoffrey Ashton            Regional Vice President          None

Martin Brown               Regional Vice President          None

Janet Haley                Regional Vice President          None

Ben Ogbogu                 Regional Vice President          None

Susan Walker Bender        Assistant Secretary              Assistant Secretary

Katherine Stoner           Assistant Secretary              Assistant Secretary

Lisa Crossley Newton       Assistant Secretary              Assistant Secretary
                           and Compliance Officer

Ivy Wafford Duke           Assistant Secretary              Assistant Secretary

     (c)  Inapplicable.


Item 30. Location of Accounts and Records

     Ronald M. Wolfsheimer, Treasurer
     and
     William M. Tartikoff, Assistant Secretary

     4550 Montgomery Avenue, Suite 1000N
     Bethesda, Maryland 20814


Item 31. Management Services

     Not Applicable


Item 32. Undertakings

     a)   Not Applicable

     b)   Not Applicable

     (c) The Registrant undertakes to furnish to each person to whom a Prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.


     SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bethesda, and State of Maryland, on the 27th day of March, 1998.


     CALVERT SOCIAL INVESTMENT FUND


     By:       **
     _________________________________
     Barbara J. Krumsiek
     Senior Vice President and Trustee


     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.


Signature Title     Date


__________**____________           President and                 3/27/98
D. Wayne Silby                     Trustee (Principal
                                   Executive Officer)

__________**____________           Executive Vice                3/27/98
John G. Guffey, Jr.                President and Trustee

__________**____________           Senior Vice President         3/27/98
Barbara J. Krumsiek                and Trustee

__________**____________           Principal Accounting          3/27/98
Ronald M. Wolfsheimer              Officer

__________**____________           Trustee                       3/27/98
Rebecca L. Adamson

__________**____________           Trustee                       3/27/98
Richard L. Baird, Jr.

________________________           Trustee                       3/27/98
Joy V. Jones

__________**____________           Trustee                       3/27/98
Terrence J. Mollner

__________**____________           Trustee                       3/27/98
Sydney Amara Morris

__________**____________           Trustee                       3/27/98
Charles T. Nason


**
Signed by Katherine Stoner pursuant to power of attorney, attached hereto.